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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21425

                          Pioneer Series Trust I
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30


Date of reporting period:  December 1, 2010 through May 31, 2011


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


Pioneer Oak Ridge Large
Cap Growth Fund
--------------------------------------------------------------------------------
Semiannual Report | May 31, 2011


Ticker Symbols:
Class A   ORILX
Class B   ORLBX
Class C   ORLCX
Class R   ORLRX
Class Y   PORYX


[LOGO] PIONEER
       Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents


Letter to Shareowners                                                          2
Portfolio Management Discussion                                                4
Portfolio Summary                                                              8
Prices and Distributions                                                       9
Performance Update                                                            10
Comparing Ongoing Fund Expenses                                               15
Schedule of Investments                                                       17
Financial Statements                                                          23
Notes to Financial Statements                                                 32
Trustees, Officers and Service Providers                                      40


     Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/11     1

President's Letter

Dear Shareowner,

The U.S. economy is moving forward on a slow path to recovery. We believe the theme for the economy in 2011 may be modest but positive growth. The private sector is showing signs of slow but steady improvement, led by higher capital investment, solid exports, improved consumption, and gradually rising demand for consumer auto loans and commercial loans. At the same time, the risks to a steady recovery remain substantial, including the continued delays in the housing sector's recovery, rising oil prices, and the fiscal drag of U.S. federal and state budget cuts. We are concerned about the long-term risk of inflation in an environment of accommodative Fed policy, continued low nominal and "real" interest rates and rising commodity prices.

The recovery process may occur more slowly than many would like, and will almost certainly be accompanied by short-term market swings. But our investment professionals are finding good opportunities to invest. Through the first quarter of 2011, although bonds remained popular with investors, we believed there was value in the equity market. In both equity and bond markets, we are finding good opportunities to invest using the same disciplined approach we have used at Pioneer since 1928, which is to focus on identifying undervalued individual securities with the greatest potential for success, carefully weighing risk against reward. Our teams of investment professionals continually monitor and analyze the relative valuations of different sectors and securities globally to help build portfolios that we believe can help you achieve your investment goals.

At Pioneer, we have long advocated the benefits of staying diversified and investing for the long term. The strategy has generally performed well for many investors. For instance, bond markets certainly rewarded investors for most of 2010, even though equity valuations seemed quite reasonable and were inexpensive relative to bonds and compared with historic levels -- conditions which represented potentially good value for long-term investors.

Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs. There is no single best strategy that works for every investor.


2    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/11

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. We greatly appreciate your trust in us and we thank you for investing with Pioneer.

Sincerely,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.


Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


     Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/11     3

Portfolio Management Discussion | 5/31/11

In the following interview, David Klaskin, Chairman, Chief Executive Officer and Chief Investment Officer of Oak Ridge Investments, LLC, the subadviser of Pioneer Oak Ridge Large Cap Growth Fund, and Pioneer Oak Ridge Large Cap Growth Fund's lead portfolio manager, discusses the factors that influenced the Fund's performance during the six-month period ended May 31, 2011.

Q  How did the Fund perform during the past six months?

A Pioneer Oak Ridge Large Cap Growth Fund's Class A shares returned 10.18% at net asset value during the six months ended May 31, 2011, while the Fund's benchmarks, the Standard and Poor's 500 Index (the S&P 500) and the Russell 1000 Growth Index (the Russell Index), returned 15.02% and 14.36%, respectively. Over the same period, the average return of the 833 mutual funds in Lipper's Large Cap Growth Funds category was 12.38%.

Q In general terms, why did the Fund underperform its two benchmarks during the six months ended May 31, 2011?

A While the Fund performed well during the six-month period, improving economic growth and supportive Federal Reserve Board (the Fed) policies fueled a hearty investor appetite for riskier assets, which in turn outperformed other asset classes. The higher-quality stocks in which we seek to invest the Fund performed well during the period, but were unable to keep pace with other asset classes over the full six months ended May 31, 2011.

   Although the Fund has underperformed through the recent bull market, we believe that over the long term the Fund's investors will be best served by our continued focus on traditional metrics, such as fundamentals and valuations. Already, we are encouraged that we have begun to see a return to a more normalized environment in technology, a key growth sector that makes up approximately one-third of the Russell Index. In that sector, the Fund outperformed, even though technology is traditionally a more aggressive sector that normally would be expected to beat the broader market when risk appetites are high. The Fund's notable outperformers in technology were IBM -- a classic "higher-quality" stock due to its low valuation and sustainable earnings stream -- as well as EMC, Oracle, and Apple. We believe the Fund's outperformance in technology helps underscore the importance of "sticking to our knitting" even when higher-quality stocks as a whole are underperforming.


4    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/11

Q What were some other areas of opportunity that you identified for the Fund over the six months ended May 31, 2011?

A The Fund had a number of strong performers in health care, where stocks such as Allergan, Baxter International, Gilead Sciences, and Abbott Labs all produced double-digit gains. Although the Fund has underperformed in health care recently, we continue to see health care as fertile ground in which to find the types of stocks that we want the Fund to own.

   In energy, the Fund's most significant winner was a larger-cap stock -- Occidental Petroleum -- but we have been finding some of the best opportunities at the smaller end of the large-cap range. A notable example is Concho Resources, which moved into the Fund's top 10 holdings after we added to an existing position during the six-month period ended May 31, 2011. Concho features strong management, high-quality properties, and a growth rate well above that of the broader energy sector. We are also optimistic on the prospects for Denbury Resources, which purchases older wells and improves the wells' productivity by pumping in carbon dioxide.

Q What were some of the specific causes of the Fund's underperformance during the six months ended May 31, 2011, and how have you addressed them?

A Our largest missteps occurred in the consumer discretionary sector, where the Fund's holdings lost approximately 4% in the aggregate and fell well short of the 11% gain for the broader group. The primary causes of the Fund's underperformance were positions in three retailers: Best Buy, Staples, and Target. We saw all three as clear market leaders that had dominated their respective categories. While Best Buy and Staples faced some challenges, we believe the challenges were more than accounted for by the stocks' low valuations. This proved to be incorrect, as both stocks fell sharply following negative earnings surprises. Recognizing that our thesis had been incorrect, we elected to sell both Fund positions and reinvest a portion of the proceeds in Priceline, Dollar Tree, and Coach, all of which performed well after we added them to the Fund's portfolio.

   As for Target, the company's outlook declined on weaker-than-expected same-store sales growth, the negative impact of poor weather conditions throughout the six-month period, and cautious consumer behavior. Positive data points support our belief that sales will benefit from the company's growth initiatives to drive traffic and increase market share, and we remain confident in the company's ability to meet 2011 earnings projections. We therefore maintained the Fund's position, albeit at a more modest weighting than the Fund held at the beginning of the period on December 1, 2010.

   The financials sector also proved to be a challenging area for the Fund. The largest factor in the Fund's underperformance in financials was a position in Goldman Sachs, which lost ground after coming under scrutiny from


     Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/11     5

   Congress. We believe the legislative issues are more than factored into Goldman's share price, thus creating a compelling long-term opportunity in the stock. The Fund's positions in asset managers Invesco and Affiliated Managers Group also detracted from returns in the financials sector.

   Overall, our approach at a time of Fund underperformance is to remain focused on the underlying fundamentals of the stocks held in the Fund's portfolio. If our thesis proves incorrect, as it did with Best Buy and Staples, we will not hesitate to move on and look for fresh opportunities. However, if we see a compelling longer-term outlook, as we did with Baxter International when the stock was underperforming in 2010, we will remain patient as the stock prices catch up with the fundamentals. We believe this steady, research-based approach will help us to achieve our goal of reversing the Fund's recent performance shortfall.

Q  What is your outlook?

A The final weeks of the six-month period ended May 31, 2011, brought a string of negative news about the economy, with data showing a sudden slowdown in industrial activity, housing, and employment. While the headwinds may lead to short-term market volatility, we maintain a positive outlook on large-cap stocks. Business trends appear to be on the upswing, as demand is slowly but steadily improving from the drastic lows of the past two years. We believe the trends should continue to translate into reasonable sales growth for many businesses, and with corporations maintaining a sharp eye on cost controls, we think the outlook for profit growth remains positive. Importantly, valuations remain very low for large-cap stocks despite the market's two-year run. As long as valuations remain reasonable, we believe stock prices can increase as profits continue to grow. We therefore remain relatively upbeat in our outlook even though there are challenges and possibly unknown surprises ahead. We have positioned the Fund's portfolio for such an environment by constructing what we believe is a diverse portfolio of high-quality, growth-oriented companies.

Please refer to the Schedule of Investments on pages 17-22 for a full listing of Fund securities.

The Fund invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of other funds holding more securities.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political or regulatory developments or other risks affecting these industries or sectors.

These risks may increase share price volatility.

6    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/11

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes.


     Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/11     7

Portfolio Summary | 5/31/11

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)


[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                             95.6%
Temporary Cash Investments                      4.4%


Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)


[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Information Technology                      31.8%
Consumer Discretionary                      14.2%
Health Care                                 14.1%
Industrials                                 13.5%
Energy                                      11.2%
Financials                                   7.4%
Consumer Staples                             5.5%
Materials                                    2.3%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

    1.    IBM Corp.                          4.87%
--------------------------------------------------------------------------------
    2.    EMC Corp.                          3.86
--------------------------------------------------------------------------------
    3.    Apple, Inc.                        3.65
--------------------------------------------------------------------------------
    4.    Google, Inc.                       3.58
--------------------------------------------------------------------------------
    5.    Danaher Corp.                      3.16
--------------------------------------------------------------------------------
    6.    Occidental Petroleum Corp.         2.93
--------------------------------------------------------------------------------
    7.    Oracle Corp.                       2.91
--------------------------------------------------------------------------------
    8.    Illinois Tool Works, Inc.          2.90
--------------------------------------------------------------------------------
    9.    Proctor & Gamble Co.               2.89
--------------------------------------------------------------------------------
   10.    Johnson Controls, Inc.             2.87
--------------------------------------------------------------------------------

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


8    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/11

Prices and Distributions | 5/31/11

Net Asset Value per Share
--------------------------------------------------------------------------------

    Class                      5/31/11                       11/30/10
--------------------------------------------------------------------------------
       A                       $ 12.77                       $ 11.59
--------------------------------------------------------------------------------
       B                       $ 11.99                       $ 10.94
--------------------------------------------------------------------------------
       C                       $ 12.06                       $ 11.00
--------------------------------------------------------------------------------
       R                       $ 12.40                       $ 11.27
--------------------------------------------------------------------------------
       Y                       $ 12.96                       $ 11.75
--------------------------------------------------------------------------------

Distributions per Share: 12/1/10-5/31/11
--------------------------------------------------------------------------------

                   Net Investment        Short-Term        Long-Term
     Class            Income          Capital Gains     Capital Gains
--------------------------------------------------------------------------------
       A               $--                 $--               $--
--------------------------------------------------------------------------------
       B               $--                 $--               $--
--------------------------------------------------------------------------------
       C               $--                 $--               $--
--------------------------------------------------------------------------------
       R               $--                 $--               $--
--------------------------------------------------------------------------------
       Y               $--                 $--               $--
--------------------------------------------------------------------------------

Index Definitions
--------------------------------------------------------------------------------
The Russell 1000 Growth Index measures the performance of U.S. large-cap growth stocks. The Standard & Poor's 500 Index is a broad measure of the U.S. stock market. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" and "Value of $5 Million Investment" charts on pages 10-14.


     Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/11     9

Performance Update | 5/31/11                                      Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Oak Ridge Large Cap Growth Fund at public offering price, compared to that of the Russell 1000 Growth Index and the S&P 500 Index.



Average Annual Total Returns
(As of May 31, 2011)
--------------------------------------------------------------------------------
                                     Net Asset       Public Offering
Period                               Value (NAV)     Price (POP)
--------------------------------------------------------------------------------
10 Years                              1.13%           0.53%
5 Years                               1.60            0.41
1 Year                               18.13           11.33
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated April 1, 2011)
--------------------------------------------------------------------------------
                                     Gross           Net
--------------------------------------------------------------------------------
                                      1.50%           1.20%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                   Pioneer
                Oak Ridge Large         Russell 1000
                Cap Growth Fund         Growth Index         S&P 500 Index
                ---------------         ------------         -------------
5/01                  9425                   10000               10000
                      8159                    7913                8616
5/03                  7529                    7292                7921
                      8808                    8606                9373
5/05                  9344                    8893               10144
                      9740                    9439               11020
5/07                 11184                   11362               13530
                     10561                   11343               12623
5/09                  7664                    7859                8515
                      8924                    9555               10301
5/11                 10542                   12367               12975


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Effective February 17, 2004, the maximum sales charge for Class A shares is 5.75%. NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2012, for Class A shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Fund acquired the assets and liabilities of Oak Ridge Large Cap Equity Fund (the predecessor fund) on February 13, 2004. As a result of the reorganization, the Fund is the accounting successor of the predecessor fund. In the reorganization, the predecessor fund exchanged its assets for Class A shares of the Fund. The performance shown for Class A shares of the Fund for periods prior to February 13, 2004, includes the net asset value performance of the predecessor fund's shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment had the effect of reducing the previously reported performance of the predecessor fund.


10    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/11

Performance Update | 5/31/11                                      Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Oak Ridge Large Cap Growth Fund, compared to that of the Russell 1000 Growth Index and the S&P 500 Index.



 Average Annual Total Returns
 (As of May 31, 2011)
--------------------------------------------------------------------------------
                                            If             If
 Period                                     Held           Redeemed
--------------------------------------------------------------------------------
 10 Years                                    0.26%           0.26%
 5 Years                                     0.68            0.68
 1 Year                                     16.98           12.98
--------------------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated April 1, 2011)
--------------------------------------------------------------------------------
                                            Gross          Net
--------------------------------------------------------------------------------
                                             2.48%           2.10%
--------------------------------------------------------------------------------


[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                   Pioneer
                Oak Ridge Large         Russell 1000
                Cap Growth Fund         Growth Index         S&P 500 Index
                ---------------         ------------         -------------
5/01                  10000                  10000               10000
                       8591                   7913                8616
5/03                   7868                   7292                7921
                       9148                   8606                9373
5/05                   9612                   8893               10144
                       9922                   9439               11020
5/07                  11304                  11362               13530
                      10567                  11343               12623
5/09                   7602                   7859                8515
                       8775                   9555               10301
5/11                  10265                  12367               12975

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares is 4% and declines over five years. For more complete information, please see the prospectus. Note: Shares purchased prior to December 1, 2004, remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2012, for Class B shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Fund acquired the assets and liabilities of Oak Ridge Large Cap Equity Fund (the predecessor fund) on February 13, 2004. As a result of the reorganization, the Fund is the accounting successor of the predecessor fund. In the reorganization, the predecessor fund exchanged its assets for Class A shares of the Fund. The performance shown for Class B shares of the Fund for periods prior to February 13, 2004, includes the net asset value performance of the predecessor fund's shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment had the effect of reducing the previously reported performance of the predecessor fund. Class B shares were first publicly offered on February 17, 2004.


    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/11     11

Performance Update | 5/31/11                                      Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Oak Ridge Large Cap Growth Fund, compared to that of the Russell 1000 Growth Index and the S&P 500 Index.


 Average Annual Total Returns
 (As of May 31, 2011)
--------------------------------------------------------------------------------
                                           If             If
 Period                                    Held           Redeemed
--------------------------------------------------------------------------------
 10 Years                                    0.31%           0.31%
 5 Years                                     0.73            0.73
 1 Year                                     16.97           16.97
--------------------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated April 1, 2011)
--------------------------------------------------------------------------------
                                           Gross          Net
--------------------------------------------------------------------------------
                                             2.24%           2.10%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                   Pioneer
                Oak Ridge Large         Russell 1000
                Cap Growth Fund         Growth Index         S&P 500 Index
                ---------------         ------------         -------------
5/01                 10000                   10000               10000
                      8591                    7913                8616
5/03                  7868                    7292                7921
                      9140                    8606                9373
5/05                  9619                    8893               10144
                      9953                    9439               11020
5/07                 11343                   11362               13530
                     10621                   11343               12623
5/09                  7641                    7859                8515
                      8822                    9555               10301
5/11                 10319                   12367               12975

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2012, for Class C shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Fund acquired the assets and liabilities of Oak Ridge Large Cap Equity Fund (the predecessor fund) on February 13, 2004. As a result of the reorganization, the Fund is the accounting successor of the predecessor fund. In the reorganization, the predecessor fund exchanged its assets for Class A shares of the Fund. The performance shown for Class C shares of the Fund for periods prior to February 13, 2004, includes the net asset value performance of the predecessor fund's shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment had the effect of reducing the previously reported performance of the predecessor fund. Class C shares were first publicly offered on February 17, 2004.


12    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/11

Performance Update | 5/31/11                                      Class R Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Oak Ridge Large Cap Growth Fund, compared to that of the Russell 1000 Growth Index and the S&P 500 Index.


 Average Annual Total Returns
 (As of May 31, 2011)
--------------------------------------------------------------------------------
                                           If             If
 Period                                    Held           Redeemed
--------------------------------------------------------------------------------
 10 Years                                    0.66%           0.66%
 5 Years                                     1.35            1.35
 1 Year                                     17.76           17.76
--------------------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated April 1, 2011)
--------------------------------------------------------------------------------
                                           Gross          Net
--------------------------------------------------------------------------------
                                             1.67%           1.45%
--------------------------------------------------------------------------------


[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                   Pioneer
                Oak Ridge Large         Russell 1000
                Cap Growth Fund         Growth Index         S&P 500 Index
                ---------------         ------------         -------------
5/01                10000                  10000                 10000
                     8613                   7913                  8616
5/03                 7907                   7292                  7921
                     9133                   8606                  9373
5/05                 9608                   8893                 10144
                     9991                   9439                 11020
5/07                11454                  11362                 13530
                    10786                  11343                 12623
5/09                 7804                   7859                  8515
                     9071                   9555                 10301
5/11                10681                  12367                 12975

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2012, for Class R shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Fund acquired the assets and liabilities of Oak Ridge Large Cap Equity Fund (the predecessor fund) on February 13, 2004. As a result of the reorganization, the Fund is the accounting successor of the predecessor Fund.

In the reorganization, the predecessor fund exchanged its assets for Class A shares of the Fund. The performance shown for Class R shares of the Fund for periods prior to February 13, 2004, includes the net asset value performance of the predecessor fund's shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment had the effect of reducing the previously reported performance of the predecessor fund. Class R shares were first publicly offered on February 17, 2004.


    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/11     13

Performance Update | 5/31/11                                      Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Pioneer Oak Ridge Large Cap Growth Fund, compared to that of the Russell 1000 Growth Index and the S&P 500 Index.


 Average Annual Total Returns
 (As of May 31, 2011)
--------------------------------------------------------------------------------
                                           If             If
 Period                                    Held           Redeemed
--------------------------------------------------------------------------------
 10 Years                                    1.33%           1.33%
 5 Years                                     1.88            1.88
 1 Year                                     18.36           18.36
--------------------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated April 1, 2011)
--------------------------------------------------------------------------------
                                           Gross          Net
--------------------------------------------------------------------------------
                                             0.94%           0.94%
--------------------------------------------------------------------------------


[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $5 Million Investment

                   Pioneer
                Oak Ridge Large         Russell 1000
                Cap Growth Fund         Growth Index         S&P 500 Index
                ---------------         ------------         -------------
5/01                5000000                5000000               5000000
                    4328194                3956444               4308216
5/03                3993646                3645884               3960720
                    4672254                4303018               4686347
5/05                4967494                4446495               5072024
                    5197247                4719641               5509997
5/07                5992994                5680976               6764776
                    5676052                5671366               6311691
5/09                4132151                3929417               4257398
                    4820338                4777616               5150720
5/11                5705167                6183680               6487513


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Oak Ridge Large Cap Growth Fund was established in connection with the reorganization of the predecessor Oak Ridge Large Cap Equity Fund into the Fund on February 13, 2004.

The performance shown for Class Y shares of the Fund for the period from February 13, 2004 to the inception of Class Y shares on August 11, 2004, reflects the NAV performance of the Fund's Class A shares. The performance for Class Y shares of the Fund for periods prior to February 13, 2004 is based on the performance of predecessor Oak Ridge Large Cap Equity Fund's Class A shares. The performance does not reflect differences in expenses, including the 12b-1 fees applicable to Class A shares. Since fees for Class A shares of the Fund and its predecessor are generally higher than those of Class Y shares, the performance shown for Class Y shares for periods prior to their inception on August 11, 2004, would have been higher than the performance shown.


14    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/11

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Oak Ridge Large Cap Growth Fund


Based on actual returns from December 1, 2010 through May 31, 2011.


----------------------------------------------------------------------------------------------------------
 Share Class                    A                B                C                R                Y
----------------------------------------------------------------------------------------------------------
 Beginning Account          $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
 Value on 12/1/10
----------------------------------------------------------------------------------------------------------
 Ending Account Value       $ 1,101.80       $ 1,096.00       $ 1,096.40       $ 1,100.30       $ 1,103.00
 (after expenses)
 on 5/31/11
----------------------------------------------------------------------------------------------------------
 Expenses Paid              $     6.29       $    10.97       $    10.98       $     7.59       $     4.88
 During Period*
----------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.20%, 2.10%, 2.10%, 1.45%, and 0.93% for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).


    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/11     15

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Oak Ridge Large Cap Growth Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from December 1, 2010 through May 31, 2011.

----------------------------------------------------------------------------------------------------------
 Share Class                    A                B                C                R                Y
----------------------------------------------------------------------------------------------------------
 Beginning Account          $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
 Value on 12/1/10
----------------------------------------------------------------------------------------------------------
 Ending Account Value       $ 1,018.95       $ 1,014.46       $ 1,014.46       $ 1,017.70       $ 1,020.29
 (after expenses)
 on 5/31/11
----------------------------------------------------------------------------------------------------------
 Expenses Paid              $     6.04       $    10.55       $    10.55       $     7.29       $     4.68
 During Period*
----------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.20%, 2.10%, 2.10%, 1.45%, and 0.93% for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).


16    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/11

Schedule of Investments | 5/31/11 (unaudited)


--------------------------------------------------------------------------------
 Shares                                                               Value
--------------------------------------------------------------------------------
            COMMON STOCKS -- 95.7%
            ENERGY -- 10.7%
            Integrated Oil & Gas -- 2.8%
 31,935     Occidental Petroleum Corp.                              $  3,444,190
--------------------------------------------------------------------------------
            Oil & Gas Equipment & Services -- 2.3%
 33,150     Schlumberger, Ltd.                                      $  2,841,618
--------------------------------------------------------------------------------
            Oil & Gas Exploration & Production -- 5.6%
 30,780     Concho Resources, Inc.*                                 $  2,912,096
 97,780     Denbury Resources, Inc.*                                   2,147,249
 41,230     Southwestern Energy Co.*                                   1,804,637
                                                                    ------------
                                                                    $  6,863,982
                                                                    ------------
            Total Energy                                            $ 13,149,790
--------------------------------------------------------------------------------
            MATERIALS -- 2.2%
            Industrial Gases -- 2.2%
 25,260     Praxair, Inc.                                           $  2,673,518
                                                                    ------------
            Total Materials                                         $  2,673,518
--------------------------------------------------------------------------------
            CAPITAL GOODS -- 12.9%
            Aerospace & Defense -- 4.7%
 17,120     Precision Castparts Corp.                               $  2,689,552
 35,010     United Technologies Corp.                                  3,072,828
                                                                    ------------
                                                                    $  5,762,380
--------------------------------------------------------------------------------
            Construction & Farm Machinery & Heavy Trucks -- 2.4%
 59,760     PACCAR, Inc.                                            $  2,988,000
--------------------------------------------------------------------------------
            Industrial Machinery -- 5.8%
 68,100     Danaher Corp.                                           $  3,713,493
 59,380     Illinois Tool Works, Inc.                                  3,403,662
                                                                    ------------
                                                                    $  7,117,155
                                                                    ------------
            Total Capital Goods                                     $ 15,867,535
--------------------------------------------------------------------------------
            AUTOMOBILES & COMPONENTS -- 2.7%
            Auto Parts & Equipment -- 2.7%
 85,085     Johnson Controls, Inc.                                  $  3,369,366
                                                                    ------------
            Total Automobiles & Components                          $  3,369,366
--------------------------------------------------------------------------------
            CONSUMER DURABLES & APPAREL -- 1.2%
            Apparel, Accessories & Luxury Goods -- 1.2%
 23,595     Coach, Inc.                                             $  1,502,058
                                                                    ------------
            Total Consumer Durables & Apparel                       $  1,502,058
--------------------------------------------------------------------------------
            RETAILING -- 9.7%
            Automotive Retail -- 1.7%
 34,340     O'Reilly Automotive, Inc.*                              $  2,064,177
--------------------------------------------------------------------------------
            Department Stores -- 2.2%
 56,740     Nordstrom, Inc.                                         $  2,657,134
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/11     17

--------------------------------------------------------------------
 Shares                                                   Value
--------------------------------------------------------------------
            General Merchandise Stores -- 4.0%
 44,305     Dollar Tree Stores, Inc.*                   $  2,824,001
 43,150     Target Corp.                                   2,137,220
                                                        ------------
                                                        $  4,961,221
--------------------------------------------------------------------
            Internet Retail -- 1.8%
  4,165     Priceline.com, Inc.*                        $  2,145,766
                                                        ------------
            Total Retailing                             $ 11,828,298
--------------------------------------------------------------------
            FOOD, BEVERAGE & TOBACCO -- 2.5%
            Soft Drinks -- 2.5%
 42,515     PepsiCo, Inc.                               $  3,023,667
                                                        ------------
            Total Food, Beverage & Tobacco              $  3,023,667
--------------------------------------------------------------------
            HOUSEHOLD & PERSONAL PRODUCTS -- 2.8%
            Household Products -- 2.8%
 50,655     Procter & Gamble Co.*                       $  3,393,885
                                                        ------------
            Total Household & Personal Products         $  3,393,885
--------------------------------------------------------------------
            HEALTH CARE EQUIPMENT & SERVICES -- 4.3%
            Health Care Equipment -- 1.8%
 37,705     Baxter International, Inc.                  $  2,244,202
--------------------------------------------------------------------
            Health Care Services -- 2.5%
 51,680     Express Scripts, Inc.*                      $  3,078,061
                                                        ------------
            Total Health Care Equipment & Services      $  5,322,263
--------------------------------------------------------------------
            PHARMACEUTICALS & BIOTECHNOLOGY -- 9.1%
            Biotechnology -- 3.9%
 35,140     Celgene Corp.*                              $  2,140,377
 63,735     Gilead Sciences, Inc.*                         2,660,299
                                                        ------------
                                                        $  4,800,676
--------------------------------------------------------------------
            Life Sciences Tools & Services -- 0.9%
 57,580     Qiagen NV*                                  $  1,136,053
--------------------------------------------------------------------
            Pharmaceuticals -- 4.3%
 42,485     Abbott Laboratories, Inc.                   $  2,219,841
 36,940     Allergan, Inc.                                 3,056,046
                                                        ------------
                                                        $  5,275,887
                                                        ------------
            Total Pharmaceuticals & Biotechnology       $ 11,212,616
--------------------------------------------------------------------
            DIVERSIFIED FINANCIALS -- 7.1%
            Asset Management & Custody Banks -- 3.8%
 21,710     Affiliated Managers Group, Inc.*            $  2,295,398
 95,670     Invesco, Ltd.                                  2,360,179
                                                        ------------
                                                        $  4,655,577
--------------------------------------------------------------------
            Investment Banking & Brokerage -- 1.7%
 14,745     Goldman Sachs Group, Inc.                   $  2,075,064
--------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

18    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/11

-------------------------------------------------------------------------
 Shares                                                        Value
-------------------------------------------------------------------------
            Specialized Finance -- 1.6%
 16,480     Intercontinental Exchange, Inc.*                 $  1,988,312
                                                             ------------
            Total Diversified Financials                     $  8,718,953
-------------------------------------------------------------------------
            SOFTWARE & SERVICES -- 15.2%
            Application Software -- 1.5%
 20,970     Citrix Systems, Inc.*                            $  1,837,391
-------------------------------------------------------------------------
            Data Processing & Outsourced Services -- 1.6%
 23,980     Visa, Inc.                                       $  1,943,819
-------------------------------------------------------------------------
            Internet Software & Services -- 3.4%
  7,950     Google, Inc.*                                    $  4,205,709
-------------------------------------------------------------------------
            IT Consulting & Other Services -- 5.9%
 19,110     Cognizant Tech Solutions Corp.*                  $  1,453,124
 33,855     IBM Corp.*                                          5,719,125
                                                             ------------
                                                             $  7,172,249
-------------------------------------------------------------------------
            Systems Software -- 2.8%
 99,830     Oracle Corp.                                     $  3,416,183
                                                             ------------
            Total Software & Services                        $ 18,575,351
-------------------------------------------------------------------------
            TECHNOLOGY HARDWARE & EQUIPMENT -- 12.8%
            Communications Equipment -- 2.1%
 45,010     Qualcomm, Inc.                                   $  2,637,136
-------------------------------------------------------------------------
            Computer Hardware -- 3.5%
 12,310     Apple, Inc.*                                     $  4,281,787
-------------------------------------------------------------------------
            Computer Storage & Peripherals -- 5.9%
159,150     EMC Corp.*                                       $  4,531,002
 48,790     NetApp, Inc.*                                       2,672,228
                                                             ------------
                                                             $  7,203,230
-------------------------------------------------------------------------
            Electronic Components -- 1.3%
 28,405     Amphenol Corp.                                   $  1,535,574
                                                             ------------
            Total Technology Hardware & Equipment            $ 15,657,727
-------------------------------------------------------------------------
            SEMICONDUCTORS -- 2.5%
            Semiconductors -- 2.5%
 43,535     Altera Corp. (b)                                 $  2,093,598
 39,305     Skyworks Solutions, Inc.*                           1,001,098
                                                             ------------
                                                             $  3,094,696
                                                             ------------
            Total Semiconductors                             $  3,094,696
-------------------------------------------------------------------------
            TOTAL COMMON STOCKS
            (Cost $84,619,773)                               $117,389,723
-------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/11     19

-------------------------------------------------------------------------------------------
 Principal
Amount ($)                                                                       Value
-------------------------------------------------------------------------------------------
               TEMPORARY CASH INVESTMENTS -- 4.4%
               Repurchase Agreement -- 4.2%
5,200,000      JPMorgan, Inc., 0.06%, dated 5/27/11, repurchase price of
               $5,200,000 plus accrued interest on 6/1/11 collateralized by
               $5,304,309 U.S. Treasury Bill 0.0%, 8/18/11                     $  5,200,000
-------------------------------------------------------------------------------------------
               Securities Lending Collateral -- 0.2% (c)
               Certificates of Deposit:
 4,707         Bank of Nova Scotia, 0.30%, 6/11/12                             $      4,707
 1,177         Bank of Nova Scotia, 0.28%, 9/29/12                                    1,177
 2,736         BBVA Group NY, 0.47%, 8/10/11                                          2,736
 4,119         BBVA Group NY, 1.19%, 7/26/11                                          4,119
 4,707         BNP Paribas Bank NY, 0.13%, 6/15/11                                    4,707
   824         BNP Paribas Bank NY, 0.27%, 8/5/11                                       824
 5,884         Canadian Imperial Bank of Commerce NY, 0.23%, 10/3/11                  5,884
 4,707         DnB NOR Bank ASA NY, 0.18%, 8/10/11                                    4,707
 5,884         DnB NOR Bank ASA NY, 0.24%, 6/7/11                                     5,884
 2,942         National Australia Bank NY, 0.29%, 10/19/11                            2,942
 6,473         RaboBank Netherland NV NY, 0.31%, 4/2/12                               6,473
 3,530         Royal Bank of Canada NY, 0.35%, 12/2/11                                3,530
 5,884         Skandinav Enskilda Bank NY, 0.38%, 6/7/11                              5,884
 2,354         SOCGEN NY, 0.28%, 7/11/11                                              2,354
 1,177         SOCGEN NY, 0.26%, 7/14/11                                              1,177
 2,354         SOCGEN NY, 0.37%, 6/10/11                                              2,354
 4,119         Svenska NY, 0.20%, 7/19/11                                             4,119
 5,884         Westpac Banking Corp. NY, 0.35%, 12/6/11                               5,884
                                                                               ------------
                                                                               $     69,462
-------------------------------------------------------------------------------------------
               Commercial Paper:
 2,354         American Honda Finance, 0.34%, 1/11/12                          $      2,354
 2,354         American Honda Finance, 1.06%, 6/20/11                                 2,354
 2,156         Australia & New Zealand Banking Group, 0.87%, 8/4/11                   2,156
 2,942         BBVLON, 0.29%, 6/3/11                                                  2,942
 5,883         BCSFUN, 0.25%, 6/24/11                                                 5,883
   882         BCSFUN, 0.22%, 7/29/11                                                   882
 5,882         CBAPP, 0.20%, 8/3/11                                                   5,882
 5,975         Caterpillar Financial Services Corp., 1.06%, 6/24/11                   5,975
 5,884         Federal Home Loan Bank, 0.28%, 6/1/11                                  5,884
   588         General Electric Capital Corp., 0.39%, 6/6/11                            588
   648         General Electric Capital Corp., 0.44%, 11/21/11                          648
 4,706         HSBC, 0.17%, 8/9/11                                                    4,706
   883         JPMorgan Chase & Co., 1.06%, 6/13/11                                     883
 5,295         JPMorgan Chase & Co., 0.30%, 5/18/12                                   5,295
 2,942         NABPP, 0.25%, 6/1/11                                                   2,942
 4,705         NORDNA, 0.27%, 7/18/11                                                 4,705
 4,706         PARFIN, 0.25%, 7/11/11                                                 4,706
 2,942         Royal Bank of Canada NY, 0.30%, 6/1/12                                 2,942

The accompanying notes are an integral part of these financial statements.

20    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/11

---------------------------------------------------------------------------
 Principal
Amount ($)                                                      Value
---------------------------------------------------------------------------
                 Commercial Paper -- (continued)
     2,941       SANCPU, 0.39%, 7/11/11                        $      2,941
     3,529       SANCPU, 0.73%, 6/17/11                               3,529
     2,942       SANCPU, 0.68%, 6/1/11                                2,942
     4,115       SEB, 0.30%, 9/12/11                                  4,115
     2,942       SOCNAM, 0.17%, 6/2/11                                2,942
     5,884       Toyota Motor Credit Corp., 0.35%, 9/8/11             5,884
     1,767       Wachovia, 0.46%, 3/1/12                              1,767
     2,354       Wachovia, 0.41%, 10/15/11                            2,354
     1,178       Wells Fargo & Co., 0.36%, 1/24/12                    1,178
                                                               ------------
                                                               $     89,379
---------------------------------------------------------------------------
                 Tri-party Repurchase Agreements:
    11,083       Barclays Capital Plc, 0.11%, 6/1/11           $     11,083
     5,884       HSBC Bank USA NA, 0.11%, 6/1/11                      5,884
    11,768       RBS Securities, Inc., 0.11%, 6/1/11                 11,768
                                                               ------------
                                                               $     28,735
---------------------------------------------------------------------------
 Shares
---------------------------------------------------------------------------
                 Money Market Mutual Funds:
     9,412       Dreyfus Preferred Money Market Fund           $      9,412
     9,412       Fidelity Prime Money Market Fund                     9,412
                                                               ------------
                                                               $     18,824
                                                               ------------
                 Total Securities Lending Collateral           $    206,400
---------------------------------------------------------------------------
                 TOTAL TEMPORARY CASH INVESTMENTS
                 (Cost $5,406,400)                             $  5,406,400
---------------------------------------------------------------------------
                 TOTAL INVESTMENT IN SECURITIES -- 100.1%
                 (Cost $90,026,173) (a)                        $122,796,123
---------------------------------------------------------------------------
                 OTHER ASSETS AND LIABILITIES -- (0.1)%        $   (134,537)
---------------------------------------------------------------------------
                 TOTAL NET ASSETS -- 100.0%                    $122,661,586
===========================================================================

*     Non-income producing security.


(a) At May 31, 2011, the net unrealized gain on investments based on cost for federal income tax purposes of $90,660,708 was as follows:


       Aggregate gross unrealized gain for all investments in which there is an
         excess of value over tax cost                                             $34,242,689
       Aggregate gross unrealized loss for all investments in which there is an
         excess of tax cost over value                                              (2,107,274)
                                                                                   -----------
       Net unrealized gain                                                         $32,135,415
                                                                                   ===========

The accompanying notes are an integral part of these financial statements.

    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/11     21

(b)   At May 31, 2011, the following security was out on loan:



--------------------------------------------------------------------------------
    Shares              Security                                        Value
--------------------------------------------------------------------------------
    4,300               Altera Corp.                                    $206,787
--------------------------------------------------------------------------------

(c)   Securities lending collateral is managed by Credit Suisse AG, New York
      Branch.


Purchases and sales of securities (excluding temporary cash investments) for the six months ended May 31, 2011 aggregated $32,858,898 and $87,433,771, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of May 31, 2011, in valuing the Fund's assets:



--------------------------------------------------------------------------------------------
                                  Level 1           Level 2         Level 3       Total
--------------------------------------------------------------------------------------------
 Common Stocks                  $117,389,723      $       --          $--       $117,389,723
 Temporary Cash Investments               --       5,387,576           --          5,387,576
 Money Market Mutual Funds            18,824              --           --             18,824
--------------------------------------------------------------------------------------------
 Total                          $117,408,547      $5,387,576          $--       $122,796,123
============================================================================================

The accompanying notes are an integral part of these financial statements.

22    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/11

Statement of Assets and Liabilities | 5/31/11 (unaudited)


ASSETS:
  Investment in securities, at value (including securities loaned of
   $206,787) (cost $90,026,173)                                         $122,796,123
  Cash                                                                       475,595
  Receivables --
   Fund shares sold                                                           96,439
   Dividends, interest and foreign taxes withheld                            136,686
   Due to Pioneer Investment Management, Inc.                                 20,577
  Other                                                                       50,008
-------------------------------------------------------------------------------------
     Total assets                                                       $123,575,428
-------------------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Fund shares repurchased                                              $    574,466
   Upon return of securities loaned                                          206,400
  Due to affiliates                                                           63,829
  Accrued expenses                                                            69,147
-------------------------------------------------------------------------------------
     Total liabilities                                                  $    913,842
-------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                                       $182,651,440
  Accumulated net investment loss                                           (276,238)
  Accumulated net realized loss on investments                           (92,483,566)
  Net unrealized gain on investments                                      32,769,950
-------------------------------------------------------------------------------------
     Total net assets                                                   $122,661,586
====================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $68,871,780/5,392,539 shares)                       $      12.77
  Class B (based on $6,525,680/544,095 shares)                          $      11.99
  Class C (based on $23,132,907/1,917,799 shares)                       $      12.06
  Class R (based on $1,495,931/120,641 shares)                          $      12.40
  Class Y (based on $22,635,288/1,746,016 shares)                       $      12.96
MAXIMUM OFFERING PRICE:
  Class A ($12.77 [divided by] 94.25% )                                 $      13.55
====================================================================================


The accompanying notes are an integral part of these financial statements.

    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/11     23

Statement of Operations

For the Six Months Ended 5/31/11 (unaudited)



INVESTMENT INCOME:
  Dividends                                                 $   767,475
  Interest                                                        2,651
  Income from securities loaned, net                              1,759
-----------------------------------------------------------------------------------------
     Total investment income                                                  $   771,885
-----------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                           $   600,021
  Transfer agent fees
   Class A                                                       78,520
   Class B                                                       17,123
   Class C                                                       21,683
   Class R                                                          541
   Class Y                                                        2,829
  Distribution fees
   Class A                                                       99,822
   Class B                                                       36,664
   Class C                                                      125,237
   Class R                                                        5,775
  Shareholder communications expense                             72,287
  Administrative reimbursements                                  24,149
  Custodian fees                                                  6,641
  Registration fees                                              35,561
  Professional fees                                              29,956
  Printing expense                                                7,909
  Fees and expenses of nonaffiliated trustees                     2,370
  Miscellaneous                                                  24,317
-----------------------------------------------------------------------------------------
     Total expenses                                                           $ 1,191,405
     Less fees waived and expenses reimbursed by Pioneer
       Investment Management, Inc.                                               (143,282)
-----------------------------------------------------------------------------------------
     Net expenses                                                             $ 1,048,123
-----------------------------------------------------------------------------------------
       Net investment loss                                                    $  (276,238)
-----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on:
   Investments                                              $13,237,311
   Class action                                                 197,144       $13,434,455
-----------------------------------------------------------------------------------------
  Change in net unrealized gain on investments                                $ 2,226,279
-----------------------------------------------------------------------------------------
  Net gain on investments                                                     $15,660,734
-----------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                        $15,384,496
=========================================================================================


The accompanying notes are an integral part of these financial statements.

24    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/11

Statements of Changes in Net Assets

For the Six Months Ended 5/31/11 and the Year Ended 11/30/10, respectively



--------------------------------------------------------------------------------------------
                                                            Six Months
                                                            Ended
                                                            5/31/11             Year Ended
                                                            (unaudited)         11/30/10
--------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment loss                                         $   (276,238)       $   (194,292)
Net realized gain on investments and class action             13,434,455             199,570
Change in net unrealized gain on investments                   2,226,279           9,397,493
--------------------------------------------------------------------------------------------
   Net increase in net assets resulting from operations     $ 15,384,496        $  9,402,771
--------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
  Class A ($0.00 and $0.01 per share, respectively)         $         --        $    (57,470)
  Class R ($0.00 and $0.00* per share, respectively)                  --                (242)
  Class Y ($0.00 and $0.03 per share, respectively)                   --            (147,773)
--------------------------------------------------------------------------------------------
   Total distributions to shareowners                       $         --        $   (205,485)
--------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                            $  7,680,412        $ 28,196,673
Reinvestment of distributions                                         --              65,224
Cost of shares repurchased                                   (63,121,233)        (66,063,370)
--------------------------------------------------------------------------------------------
   Net decrease in net assets resulting from
     Fund share transactions                                $(55,440,821)       $(37,801,473)
--------------------------------------------------------------------------------------------
   Net decrease in net assets                               $(40,056,325)       $(28,604,187)
NET ASSETS:
Beginning of period                                         $162,717,911        $191,322,098
--------------------------------------------------------------------------------------------
End of period                                               $122,661,586        $162,717,911
--------------------------------------------------------------------------------------------
Accumulated net investment loss                             $   (276,238)       $         --
============================================================================================

* Amount rounds to less than $0.01 per share

The accompanying notes are an integral part of these financial statements.

    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/11     25

-----------------------------------------------------------------------------------------------------
                                   '11 Shares        '11 Amount         '10 Shares        '10 Amount
                                  (unaudited)       (unaudited)
-----------------------------------------------------------------------------------------------------
Class A
Shares sold                             346,292     $  4,286,518           1,466,421     $ 16,216,429
Reinvestment of distributions                --               --               4,264           48,384
Less shares repurchased              (1,960,582)     (24,429,095)         (2,536,374)     (28,130,472)
-----------------------------------------------------------------------------------------------------
   Net decrease                      (1,614,290)    $(20,142,577)         (1,065,689)    $(11,865,659)
=====================================================================================================
Class B
Shares sold                               9,211     $    107,210              58,708     $    616,599
Reinvestment of distributions                --               --                  --               --
Less shares repurchased                (177,778)      (2,071,927)           (495,753)      (5,235,558)
-----------------------------------------------------------------------------------------------------
   Net decrease                        (168,567)    $ (1,964,717)           (437,045)    $ (4,618,959)
=====================================================================================================
Class C
Shares sold                             117,115     $  1,369,265             254,272     $  2,710,548
Reinvestment of distributions                --               --                  --               --
Less shares repurchased                (490,345)      (5,759,594)           (657,891)      (6,976,409)
-----------------------------------------------------------------------------------------------------
   Net decrease                        (373,230)    $ (4,390,329)           (403,619)    $ (4,265,861)
=====================================================================================================
Class R
Shares sold                              24,014     $    286,946              30,231     $    322,786
Reinvestment of distributions                --               --                  --               --
Less shares repurchased                 (95,774)      (1,174,803)            (62,266)        (671,314)
-----------------------------------------------------------------------------------------------------
   Net decrease                         (71,760)    $   (887,857)            (32,035)    $   (348,528)
=====================================================================================================
Class Y
Shares sold                             130,017     $  1,630,473             757,676     $  8,330,311
Reinvestment of distributions                --               --               1,467           16,840
Less shares repurchased              (2,324,718)     (29,685,814)         (2,210,674)     (25,049,617)
-----------------------------------------------------------------------------------------------------
   Net decrease                      (2,194,701)    $(28,055,341)         (1,451,531)    $(16,702,466)
=====================================================================================================

The accompanying notes are an integral part of these financial statements.

26    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/11

Financial Highlights

------------------------------------------------------------------------------------------------------------------------------------
                                                         Six Months
                                                         Ended
                                                         5/31/11      Year Ended    Year Ended   Year Ended  Year Ended  Year Ended
                                                         (unaudited)  11/30/10      11/30/09     11/30/08    11/30/07    11/30/06
------------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                      $ 11.59      $   10.98      $  8.40     $ 13.80     $ 13.69      $ 13.42
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                             $ (0.02)     $    0.00(a)   $  0.02     $  0.02     $  0.01      $ (0.01)
 Net realized and unrealized gain (loss) on investments      1.20           0.62         2.59       (5.38)       1.10         0.35
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations      $  1.18      $    0.62      $  2.61     $ (5.36)    $  1.11      $  0.34
Distributions to shareowners:
 Net investment income                                         --          (0.01)       (0.03)         --          --           --
 Net realized gain                                             --             --           --       (0.04)      (1.00)       (0.07)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                $  1.18      $    0.61      $  2.58     $ (5.40)    $  0.11      $  0.27
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $ 12.77      $   11.59      $ 10.98     $  8.40     $ 13.80      $ 13.69
====================================================================================================================================
Total return*                                               10.18%          5.62%       31.24%     (38.86)%      8.35%        2.52%
Ratio of net expenses to average net assets+                 1.20%**       1.20%        1.20%       1.20%       1.22%        1.20%
Ratio of net investment income (loss) to average
net assets+                                                (0.23)%**       0.01%        0.18%       0.05%       0.02%       (0.04)%
Portfolio turnover rate                                        43%**          31%          15%         31%         43%          41%
Net assets, end of period (in thousands)                  $68,872      $  81,235      $88,635     $88,678     $240,676     $262,081
Ratios with no waiver of fees and assumption of expenses
 by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                1.47%**        1.50%        1.56%       1.37%       1.29%        1.27%
 Net investment loss                                       (0.50)%**       (0.30)%      (0.18)%     (0.12)%     (0.05)%      (0.11)%
Ratios with waiver of fees and assumption of expenses
 by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                1.20%**        1.20%        1.20%       1.20%       1.20%        1.20%
 Net investment income (loss)                               (0.23)%**       0.01%        0.18%       0.05%       0.04%       (0.04)%
====================================================================================================================================


* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.
(a) Amount rounds to less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/11     27

------------------------------------------------------------------------------------------------------------------------------------
                                                       Six Months
                                                       Ended
                                                       5/31/11       Year Ended    Year Ended   Year Ended    Year Ended  Year Ended
                                                       (unaudited)   11/30/10      11/30/09     11/30/08      11/30/07    11/30/06
------------------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                     $10.94       $ 10.44      $  8.03      $ 13.31       $ 13.37      $ 13.22
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                     $(0.08)      $ (0.11)     $ (0.06)(a)  $ (0.11)      $ (0.12)     $ (0.14)
 Net realized and unrealized gain (loss) on investments    1.13          0.61         2.47        (5.13)         1.06         0.36
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations     $ 1.05       $  0.50      $  2.41      $ (5.24)      $  0.94      $  0.22
Distributions to shareowners:
 Net realized gain                                           --            --           --        (0.04)        (1.00)       (0.07)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value               $ 1.05       $  0.50      $  2.41      $ (5.28)      $ (0.06)     $  0.15
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $11.99       $ 10.94      $ 10.44      $  8.03       $ 13.31      $ 13.37
====================================================================================================================================
Total return*                                              9.60%         4.79%       30.01%      (39.39)%        7.27%        1.65%
Ratio of net expenses to average net assets+               2.10%**       2.10%        2.10%        2.11%         2.13%        2.11%
Ratio of net investment loss to average net assets+       (1.13)%**     (0.90)%      (0.72)%      (0.86)%       (0.88)%      (0.95)%
Portfolio turnover rate                                      43%**         31%          15%          31%           43%          41%
Net assets, end of period (in thousands)                 $6,526       $ 7,794      $12,006      $12,351       $28,799      $34,354
Ratios with no waiver of fees and assumption of
 expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                              2.55%**       2.48%        2.59%        2.32%         2.26%        2.28%
 Net investment loss                                      (1.58)%**     (1.28)%      (1.21)%      (1.07)%       (1.01)%      (1.12)%
Ratios with waiver of fees and assumption of expenses
 by the Adviser and reduction for fees paid indirectly:
 Net expenses                                              2.10%**       2.10%        2.10%        2.10%         2.10%        2.10%
 Net investment loss                                      (1.13)%**     (0.90)%      (0.72)%      (0.85)%       (0.85)%      (0.94)%
====================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.
(a) The amount shown for a share outstanding does not correspond with the aggregate gain on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

The accompanying notes are an integral part of these financial statements.

28    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/11

------------------------------------------------------------------------------------------------------------------------------------
                                                       Six Months
                                                       Ended
                                                       5/31/11        Year Ended   Year Ended   Year Ended   Year Ended  Year Ended
                                                       (unaudited)    11/30/10     11/30/09     11/30/08     11/30/07    11/30/06
------------------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                     $  11.00      $ 10.50    $   8.08      $  13.38     $ 13.42      $ 13.25
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                     $  (0.07)     $ (0.10)   $  (0.06)(a)  $  (0.10)    $ (0.10)     $ (0.11)
 Net realized and unrealized gain (loss) on investments      1.13         0.60        2.48         (5.16)       1.06         0.35
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations     $   1.06      $  0.50    $   2.42      $  (5.26)    $  0.96      $  0.24
Distributions to shareowners:
 Net realized gain                                             --           --          --         (0.04)      (1.00)       (0.07)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value               $   1.06      $  0.50    $   2.42      $  (5.30)    $ (0.04)     $  0.17
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $  12.06      $ 11.00    $  10.50      $   8.08     $ 13.38      $ 13.42
====================================================================================================================================
Total return*                                                9.64%        4.76%      29.95%       (39.33)%      7.39%        1.80%
Ratio of net expenses to average net assets+                 2.10%**      2.10%       2.10%         2.07%       2.00%        2.00%
Ratio of net investment loss to average net assets+         (1.13)%**    (0.90)%     (0.72)%       (0.82)%     (0.75)%      (0.83)%
Portfolio turnover rate                                        43%**        31%         15%           31%         43%          41%
Net assets, end of period (in thousands)                 $ 23,133      $25,199    $ 28,305      $ 29,164     $71,087      $77,206
Ratios with no waiver of fees and assumption of
 expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                2.23%**      2.24%       2.29%         2.07%       2.00%        2.00%
 Net investment loss                                        (1.26)%**    (1.03)%     (0.91)%       (0.82)%     (0.75)%      (0.83)%
Ratios with waiver of fees and assumption of
 expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                2.10%**      2.10%       2.10%         2.07%       1.99%        2.00%
 Net investment loss                                        (1.13)%**    (0.90)%     (0.72)%       (0.82)%     (0.74)%      (0.83)%
====================================================================================================================================


* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.
(a) The amount shown for a share outstanding does not correspond with the aggregate gain on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

The accompanying notes are an integral part of these financial statements.

    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/11     29

------------------------------------------------------------------------------------------------------------------------------------
                                                        Six Months
                                                        Ended
                                                        5/31/11       Year Ended    Year Ended   Year Ended   Year Ended  Year Ended
                                                        (unaudited)   11/30/10      11/30/09     11/30/08     11/30/07    11/30/06
------------------------------------------------------------------------------------------------------------------------------------
Class R
Net asset value, beginning of period                     $  11.27      $  10.69      $  8.17      $   13.46     $ 13.41    $ 13.17
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                     $  (0.05)     $  (0.02)     $ (0.01)(a)  $   (0.03)    $ (0.03)   $ (0.03)
 Net realized and unrealized gain (loss) on investments      1.18          0.60         2.53          (5.22)       1.08       0.34
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations     $   1.13      $   0.58      $  2.52      $   (5.25)    $  1.05    $  0.31
Distributions to shareowners:
 Net investment income                                         --      $  (0.00)(b)       --             --          --         --
 Net realized gain                                             --            --           --          (0.04)      (1.00)     (0.07)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value               $   1.13      $   0.58      $  2.52      $   (5.29)    $  0.05    $  0.24
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $  12.40      $  11.27      $ 10.69      $    8.17     $ 13.46    $ 13.41
====================================================================================================================================
Total return*                                               10.03%        5.44%        30.84%        (39.03)%      8.07%      2.34%
Ratio of net expenses to average net assets+                 1.45%**      1.45%         1.45%          1.45%       1.46%      1.45%
Ratio of net investment loss to average net assets+         (0.49)%**    (0.24)%       (0.09)%        (0.20)%     (0.21)%    (0.27)%
Portfolio turnover rate                                        43%**         31%          15%            31%         43%        41%
Net assets, end of period (in thousands)                 $  1,496      $  2,168      $ 2,400      $   1,002     $ 2,270    $ 1,920
Ratios with no waiver of fees and assumption of
 expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                1.60%**      1.67%         1.82%          1.80%       1.56%      1.61%
 Net investment loss                                        (0.64)%**    (0.47)%       (0.46)%        (0.54)%     (0.31)%    (0.43)%
Ratios with waiver of fees and assumption of
 expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                1.45%**      1.45%         1.45%          1.45%       1.45%      1.45%
 Net investment loss                                        (0.49)%**    (0.24)%       (0.09)%        (0.20)%     (0.21)%    (0.27)%
====================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.
(a) The amount shown for a share outstanding does not correspond with the aggregate gain on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
(b) Amount rounds to less than $0.01 or $(0.01) per share.

The accompanying notes are an integral part of these financial statements.

30    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/11

------------------------------------------------------------------------------------------------------------------------------------
                                                       Six Months
                                                       Ended
                                                       5/31/11        Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                       (unaudited)    11/30/10     11/30/09     11/30/08     11/30/07     11/30/06
------------------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                     $   11.75      $  11.12    $   8.50     $  13.96     $  13.82     $  13.48
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                   $    0.00(a)   $   0.03    $   0.05     $   0.07     $   0.07     $   0.05
 Net realized and unrealized gain (loss) on investments       1.21          0.63        2.61        (5.44)        1.09         0.36
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) from investment operations    $    1.21      $   0.66    $   2.66     $  (5.37)    $   1.16     $   0.41
Distributions to shareowners:
 Net investment income                                   $      --      $  (0.03)   $  (0.04)    $  (0.05)    $  (0.02)    $     --
 Net realized gain                                              --            --          --        (0.04)       (1.00)       (0.07)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value               $    1.21      $   0.63    $   2.62     $  (5.46)    $   0.14     $   0.34
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $   12.96      $  11.75    $  11.12     $   8.50     $  13.96     $  13.82
====================================================================================================================================
Total return*                                                10.30%         5.93%      31.41%      (38.65)%       8.67%        3.03%
Ratio of net expenses to average net assets+                  0.93%**       0.94%       0.98%        0.90%        0.86%        0.80%
Ratio of net investment income to average net assets+         0.03%**       0.26%       0.45%        0.36%        0.40%        0.36%
Portfolio turnover rate                                         43%**         31%         15%          31%          43%          41%
Net assets, end of period (in thousands)                 $  22,635      $ 46,323    $ 59,976     $105,183     $454,085     $593,667
Ratios with no waiver of fees and assumption of
 expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                 0.93%**       0.94%       0.98%        0.90%        0.86%        0.80%
 Net investment income                                        0.03%**       0.26%       0.45%        0.36%        0.40%        0.36%
Ratios with waiver of fees and assumption of
 expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                 0.93%**       0.94%       0.98%        0.90%        0.86%        0.80%
 Net investment income                                        0.03%**       0.26%       0.45%        0.36%        0.40%        0.36%
====================================================================================================================================


* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.
(a) Amount rounds to less than $0.01 cent per share.

The accompanying notes are an integral part of these financial statements.

    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/11     31

Notes to Financial Statements | 5/31/11 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Oak Ridge Large Cap Growth Fund (the Fund) is one of three portfolios comprising Pioneer Series Trust I, a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.

The Fund offers five classes of shares designated as Class A, Class B, Class C, Class R, and Class Y shares. Class B, Class C and Class R shares were first publicly offered on February 17, 2004. Class Y shares were first publicly offered on August 11, 2004. Effective as of the close of business on December 31, 2009, Class B shares are no longer offered to new or existing shareholders, except that dividends and/or capital gain distributions may continue to be reinvested in Class B shares, and shareholders may exchange their Class B shares for Class B shares of other Pioneer funds, as permitted by existing exchange privileges. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares. Class B shares convert to Class A shares approximately eight years after the date of purchase.

The Fund invests in a limited number of securities, and, as a result, the Fund's performance may be more volatile than the performance of other funds holding more securities. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectus contains unaudited information regarding the Fund's principal risks. Please refer to that document when considering the Fund's principal risks.


32    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/11

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities that have traded on an exchange are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued at the mean between the last bid and asked prices. Securities for which market prices and/or quotations are not readily available or are considered to be unreliable are valued using fair value methods pursuant to procedures adopted by the Board of Trustees.

   Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times.

   The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Thus, the valuation of the Fund's securities may differ from exchange prices.

   At May 31, 2011, there were no securities that were valued using fair value methods (other than securities that were valued using prices supplied by independent pricing services). Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. Short-term fixed income securities with remaining maturities of sixty days or less generally are valued at amortized cost. Money market mutual funds are valued at net asset value.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend


    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/11     33
   data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years remain subject to examination by tax authorities.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

   The tax character of current year distributions payable will be determined at the end of the Fund's taxable year. The tax character of distributions paid during the year ended November 30, 2010 was as follows:



--------------------------------------------------------------------------------
                                                                            2010
--------------------------------------------------------------------------------
   Distributions paid from:
   Ordinary income                                                      $205,485
--------------------------------------------------------------------------------
      Total                                                             $205,485
================================================================================

  The following shows the components of distributable earnings on a federal income tax basis at November 30, 2010:



--------------------------------------------------------------------------------
                                                                            2010
--------------------------------------------------------------------------------
   Distributable Earnings:
   Capital loss carryforward                                     $ (105,283,486)
   Unrealized appreciation                                           29,909,136
--------------------------------------------------------------------------------
      Total                                                      $  (75,374,350)
================================================================================

   The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.


34    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/11

C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned $3,826 in underwriting commissions on the sale of Class A shares during the six months ended May 31, 2011.


D. Class Allocations

   Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day. During the period, the Fund recognized gains of $197,144 in settlement of class action lawsuits from several different companies, as reflected on the Statement of Operations.

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C, and Class R shares of the Fund, respectively (see Note 4). Class Y shares do not pay distribution fees. All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class B, Class C, Class R and Class Y shares can reflect different transfer agent and distribution expense rates.


E. Securities Lending

   The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to at least the value of the securities loaned, which is invested in temporary investments. Credit Suisse AG, New York Branch, as the Fund's securities lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive payments in lieu of dividends or interest on the securities loaned. Gain or loss on the value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. If the required market


    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/11     35
   value of the collateral is less than the value of the loaned securities, the borrower is required to deliver additional collateral for the account of the Fund prior to the close of business on that day. The Fund has the right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund is required to return the cash collateral to the borrower and could suffer a loss if the value of the collateral, as invested, has declined.


F. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or a subcustodian of the Fund. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.


2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.75% of the Fund's average daily net assets up to $1 billion and 0.70% of the excess over $1 billion. For the six months ended May 31, 2011, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.75% of the Fund's average net assets.

Pioneer, and not the Fund, pays a portion of the fee it receives from the Fund to Oak Ridge Investments, LLC (Oak Ridge) as compensation for Oak Ridge's subadvisory services to the Fund.

On January 7, 2005, Pioneer Investment Management USA Inc. ("PIMUSA") acquired a 49% ownership interest in Oak Ridge from the existing shareholders of Oak Ridge. As part of the acquisition, PIMUSA also obtained the right to purchase from the existing shareholders of Oak Ridge (i) an additional 11% ownership interest in Oak Ridge two years from the date on which the acquisition was consummated, and (ii) the remaining ownership interest twelve years from the date on which the acquisition was consummated. Consequently, the acquisition provides PIMUSA the ability to own 100% of Oak Ridge over time. PIMUSA is the direct parent of PIM.

PIM has contractually agreed to limit ordinary operating expenses of the Fund to the extent required to reduce Fund expenses to 1.20%, 2.10%, 2.10% and 1.45% of the average daily net assets attributable to Class A, Class B, Class C and Class R shares, respectively. Expenses waived during the six months ended May 31, 2011 are reflected on the Statement of Operations. These expense limitations are in effect through April 1, 2012 for Class A, Class B, Class C and


36    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/11

Class R shares. There can be no assurance that PIM will extend the expense limitation agreement for a class of shares beyond the date referred to above.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $11,018 in management fees, administrative costs and certain other reimbursements payable to PIM at May 31, 2011.


3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the six months ended May 31, 2011, such out-of-pocket expenses by class of shares were as follows:



--------------------------------------------------------------------------------
 Shareholder Communications:
--------------------------------------------------------------------------------
 Class A                                                                 $44,275
 Class B                                                                   6,034
 Class C                                                                  17,448
 Class R                                                                   1,590
 Class Y                                                                   2,940
--------------------------------------------------------------------------------
    Total                                                                $72,287
================================================================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $47,592 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at May 31, 2011.


4. Distribution and Service Plans

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B, Class C and Class R shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Plan, the Fund further pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services.


    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/11     37

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $5,219 in distribution fees payable to PFD at May 31, 2011.

The Fund also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class R and Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (within 12 months for purchases made on or after April 1, 2009). Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class R or Class Y shares. Proceeds from the CDSCs are paid to PFD. For the six months ended May 31, 2011, CDSCs in the amount of $5,011 were paid to PFD.


5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended May 31, 2011, the Fund's expenses were not reduced under such arrangements.


6. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), participates in a $165 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the facility or the limits set for borrowing by the Fund's prospectus and the 1940 Act. Interest on borrowings is payable at the higher of the London Interbank Offered Rate (LIBOR) on the borrowing date plus 1.25% on an annualized basis or the Federal Funds Rate on the borrowing date plus 1.25% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among participating Funds based on an allocation schedule set forth in the credit agreement. For the six months ended May 31, 2011, the Fund had no borrowings under this agreement.


38    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/11

7. Subsequent Events

In preparing these financial statements, PIM has evaluated the impact of all events and transactions for potential recognition or disclosure and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.


    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/11     39

Trustees, Officers and Service Providers

Trustees
John F. Cogan, Jr., Chairman
David R. Bock
Mary K. Bush
Benjamin M. Friedman
Margaret B.W. Graham
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret

Officers
John F. Cogan, Jr., President
Daniel K. Kingsbury, Executive  Vice President
Mark E. Bradley, Treasurer
Christopher J. Kelley, Secretary

Investment Adviser and Administrator
Pioneer Investment Management, Inc.


Investment Subadviser
Oakridge Investments, LLC


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Bingham McCutchen LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


40    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/11

                           This page for your notes.

    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/11     41

                           This page for your notes.

42    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/11

                           This page for your notes.

    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/11     43

                           This page for your notes.

44    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/11

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176


Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                               1-800-225-4240


Our internet e-mail address                 ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)


Visit our web site: www.pioneerinvestments.com





This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



Pioneer Oak Ridge
Small Cap Growth Fund
--------------------------------------------------------------------------------
Semiannual Report | May 31, 2011
--------------------------------------------------------------------------------

Ticker Symbols:
Class A   ORIGX
Class B   ORIBX
Class C   ORICX
Class Y   ORIYX


[LOGO] PIONEER
       Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents


Letter to Shareowners                          2
Portfolio Management Discussion                4
Portfolio Summary                              8
Prices and Distributions                       9
Performance Update                            10
Comparing Ongoing Fund Expenses               15
Schedule of Investments                       17
Financial Statements                          25
Notes to Financial Statements                 33
Trustees, Officers and Service Providers      40


     Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/11     1

President's Letter

Dear Shareowner,

The U.S. economy is moving forward on a slow path to recovery. We believe the theme for the economy in 2011 may be modest but positive growth. The private sector is showing signs of slow but steady improvement, led by higher capital investment, solid exports, improved consumption, and gradually rising demand for consumer auto loans and commercial loans. At the same time, the risks to a steady recovery remain substantial, including the continued delays in the housing sector's recovery, rising oil prices, and the fiscal drag of U.S. federal and state budget cuts. We are concerned about the long-term risk of inflation in an environment of accommodative Fed policy, continued low nominal and "real" interest rates and rising commodity prices.

The recovery process may occur more slowly than many would like, and will almost certainly be accompanied by short-term market swings. But our investment professionals are finding good opportunities to invest. Through the first quarter of 2011, although bonds remained popular with investors, we believed there was value in the equity market. In both equity and bond markets, we are finding good opportunities to invest using the same disciplined approach we have used at Pioneer since 1928, which is to focus on identifying undervalued individual securities with the greatest potential for success, carefully weighing risk against reward. Our teams of investment professionals continually monitor and analyze the relative valuations of different sectors and securities globally to help build portfolios that we believe can help you achieve your investment goals.

At Pioneer, we have long advocated the benefits of staying diversified and investing for the long term. The strategy has generally performed well for many investors. For instance, bond markets certainly rewarded investors for most of 2010, even though equity valuations seemed quite reasonable and were inexpensive relative to bonds and compared with historic levels -- conditions which represented potentially good value for long-term investors.

Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs. There is no single best strategy that works for every investor.


2    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/11

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. We greatly appreciate your trust in us and we thank you for investing with Pioneer.

Sincerely,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.


Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


     Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/11     3

Portfolio Management Discussion | 5/31/11

In the following interview, David Klaskin, Chairman, Chief Executive Officer and Chief Investment Officer of Oak Ridge Investments, LLC, the subadviser of Pioneer Oak Ridge Small Cap Growth Fund, and Pioneer Oak Ridge Small Cap Growth Fund's lead portfolio manager, discusses the factors that influenced the Fund's performance during the six-month period ended May 31, 2011.

Q How did the Fund perform over the six months ended May 31, 2011?

A Over the six months ended May 31, 2011, the Fund's Class A shares returned
  20.31% at net asset value, compared with returns of 19.39% and 17.34%, respectively, for the Fund's benchmarks, the Russell 2000 Growth Index and the Russell 2000 Index. Over the same period, the average return of the 534 mutual funds in Lipper's Small Cap Growth Funds category was 19.79%.

Q How would you characterize the Fund's performance over the six months ended
  May 31, 2011?

A We're pleased that our investment process resulted in strong performance over the six-month period ended May 31, 2011. We believe the key to the Fund's success has been our focus on higher-quality companies; or, in other words, those with sustainable growth, capable management teams, and attractive valuations. The small-cap investment universe can be inefficient, but we were able to use our strong research capabilities to identify stocks with the potential to outperform.

Q What were the specific drivers of the Fund's outperformance of its benchmarks over the six months ended May 31, 2011?

A The Fund's outperformance was broad-based, with a strong showing across all sectors over the six months ended May 31, 2011. Performance was above or in-line with the returns of all ten sectors, and of the 53 stocks held in the Fund, only one -- WMS Industries -- was a material disappointment during the six-month period. The Fund did not experience meaningful losses in any of its other positions over the six-month period, which we see as an indicator that our research process has been working well.

  Stock selection in the Fund was particularly effective in the two largest sectors within the Russell 2000 Growth Index (the Russell Index) -- technology and health care. Topping the list of Fund winners in the technology sector was Finisar, a maker of optical networking devices whose shares doubled before we sold the Fund's position. The stock has since declined sharply, illustrating the importance of establishing, and acting upon, valuation targets. Two other Fund winners of note were Informatica, a maker of


4    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/11
  data-management software; and Atheros Communications, whose shares surged by more than 20% after Qualcomm bid for the company in early January 2011.

  In health care, the Fund outperformed the Russell Index even though it was invested in established companies rather than the type of speculative, developmental-stage companies that performed so well during the six months ended May 31, 2011. The Fund's top-performing positions in health care were the pharmacy benefits manager Catalyst Health; Sirona Dental, a device maker whose products have proven popular with dentists for their high return on investment; and Questcor Pharmaceuticals, a drug developer whose stock closed the six-month period trading at better than $23, following our purchase in the $15 range during January 2011.

Q In what other areas did your stock-picking prove successful, and which investments were less successful, over the six months ended May 31, 2011?

A Stock selection in the industrials sector added value for the Fund, as there were further gains from WABCO, a stock that was also one of the Fund's top performers in 2010. The auto-parts supplier gained roughly 46% over the six months ended May 31, 2011, due in part to the continued strength in global auto sales.

  The Fund also performed very well in the energy sector, thanks largely to positions in SandRidge Energy and Concho Resources. SandRidge benefited from an improving global economy and rising oil prices, in part as a result of its increasing exposure to oil versus natural gas. Concho Resources has been reaping the benefits of increased production and the fact that oil makes up better than three-quarters of the company's total output. We have since sold Concho from the Fund's portfolio, as it grew out of the small-cap asset class. We continue to favor energy companies that are leveraged to oil and have the ability to increase production significantly in the next several years.

  As noted previously, the one disappointment and underperformer in the Fund's portfolio during the six-month period was WMS Industries. The second-largest maker of gaming machines and lottery terminals, WMS had been gaining market share from the market leader, International Game Technology (IGT). IGT has begun to stem its market share losses, however, and the result has been a surprising slowdown in growth for WMS.

Q What is your view on small-caps at the present time?

A With regard to the small-cap sector specifically, one question that seems prevalent among investors is whether the long run of strong performance -- which is now into its third year -- can continue. We believe it can, thanks to two important factors.


     Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/11     5

  First, at a time in which many large-cap companies lack compelling organic growth prospects, one way to achieve such growth is to use their large cash balances to make acquisitions. We have already seen increased merger-and-acquisition activity in recent months, and a continuation of the trend would benefit small-cap companies. Over the six months ended May 31, 2011, for example, the Fund's performance was boosted by the acquisition of both the aforementioned Atheros Communications, and Alberto Culver, a consumer products company.

  Second, although small-cap stocks have seen their valuations stage an impressive recovery in the past two-plus years, strong earnings growth can help underpin prices even if prices do not benefit from any further expansion of valuations.

  Taken together, we believe the two factors indicate that the small-cap asset class could remain rich with opportunities to identify the kind of high-quality companies in which we seek to invest the Fund's assets.

Q What is your outlook?

A The final weeks of the six-month period ended May 31, 2011, brought a string of negative news about the economy, with data showing a sudden slowdown in industrial activity, housing, and employment. While the headwinds may lead to short-term market volatility, we maintain a positive outlook on small-cap stocks. Business trends appear to be on the upswing, as demand is slowly but steadily improving from the drastic lows of the past two years. We believe the trends should continue to translate into reasonable sales growth for many businesses, and with corporations maintaining a sharp eye on cost controls, we think the outlook for profit growth remains positive. Importantly, valuations remain very low for small-cap stocks despite the market's two-year run. As long as valuations remain reasonable, we believe stock prices can increase as profits continue to grow. We therefore remain relatively upbeat in our outlook even though there are challenges and possibly unknown surprises ahead. We have positioned the Fund's portfolio for such an environment by constructing what we believe is a diverse portfolio of high-quality, growth-oriented companies.

Please refer to the Schedule of Investments on pages 17-24 for a full listing of Fund securities.

Small companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

These risks may increase share price volatility.

6    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/11

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes.


     Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/11     7

Portfolio Summary | 5/31/11

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)


[THE DATA BELOW WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

U.S. Common Stocks                                         83.7%
Temporary Cash Investments                                 16.3%



Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)


[THE DATA BELOW WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Information Technology                                     26.1%
Health Care                                                22.5%
Industrials                                                21.2%
Consumer Discretionary                                     14.6%
Financials                                                  7.7%
Energy                                                      6.4%
Consumer Staples                                            1.5%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total equity holdings)*

 1.    Ansys, Inc.                                                         3.94%
--------------------------------------------------------------------------------
 2.    Catalyst Health Solutions, Inc.                                     3.21
--------------------------------------------------------------------------------
 3.    Decker Outdoor Corp.                                                2.68
--------------------------------------------------------------------------------
 4.    Solera Holdings, Inc.                                               2.61
--------------------------------------------------------------------------------
 5.    Micros Systems, Inc.                                                2.48
--------------------------------------------------------------------------------
 6.    Informatica Corp.                                                   2.46
--------------------------------------------------------------------------------
 7.    Wright Express Corp.                                                2.45
--------------------------------------------------------------------------------
 8.    Hittite Microwave Corp.                                             2.44
--------------------------------------------------------------------------------
 9.    Align Technology, Inc.                                              2.09
--------------------------------------------------------------------------------
10.    WABCO Holdings, Inc.                                                2.37
--------------------------------------------------------------------------------

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


8    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/11

Prices and Distributions | 5/31/11

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     Class                       5/31/11                         11/30/10
--------------------------------------------------------------------------------
       A                         $ 32.29                         $ 26.84
--------------------------------------------------------------------------------
       B                         $ 30.13                         $ 25.15
--------------------------------------------------------------------------------
       C                         $ 28.16                         $ 23.50
--------------------------------------------------------------------------------
       Y                         $ 32.43                         $ 26.91
--------------------------------------------------------------------------------

Distributions per Share: 12/1/10-5/31/11
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                 Net Investment        Short-Term        Long-Term
     Class           Income           Capital Gains     Capital Gains
--------------------------------------------------------------------------------
       A              $ --                $ --              $ --
--------------------------------------------------------------------------------
       B              $ --                $ --              $ --
--------------------------------------------------------------------------------
       C              $ --                $ --              $ --
--------------------------------------------------------------------------------
       Y              $ --                $ --              $ --
--------------------------------------------------------------------------------

Index Definitions
--------------------------------------------------------------------------------
The Russell 2000 Growth Index measures the performance of U.S. small-cap growth stocks. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" and "Value of $5 Million Investment" charts on pages 10-14.


     Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/11     9

Performance Update | 5/31/11                                      Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Oak Ridge Small Cap Growth Fund at public offering price, compared to that of the Russell 2000 Growth Index and the Russell 2000 Index.


 Average Annual Total Returns
 (As of May 31, 2011)
----------------------------------------------------------------------
                                       Net Asset     Public Offering
 Period                                Value (NAV)   Price (POP)
----------------------------------------------------------------------
 10 Years                               7.45%         6.82%
 5 Years                                7.64          6.37
 1 Year                                37.35         29.47
----------------------------------------------------------------------


 Expense Ratio
 (Per prospectus dated April 1, 2011)
----------------------------------------------------------------------
                                       Gross         Net
----------------------------------------------------------------------
                                        1.56%         1.40%
----------------------------------------------------------------------

[THE DATA BELOW WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

          Pioneer
         Oak Ridge
         Small Cap       Russell 2000      Russell 2000
        Growth Fund      Growth Index          Index
5/01       9425              10000             10000
           8809               9950              8418
5/03       8161               9136              7610
          10212              11903              9876
5/05      11905              13072             10308
          13388              15455             12186
5/07      15307              18381             14328
          15213              16444             13508
5/09      11112              11217              9247
          14083              14989             12071
5/11      19343              19448             16512


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Effective February 17, 2004, the maximum sales charge for Class A shares is 5.75%. NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2012, for Class A shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Fund acquired the assets and liabilities of Oak Ridge Small Cap Equity Fund (the predecessor fund) on February 13, 2004. As a result of the reorganization, the Fund is the accounting successor of the predecessor fund. In the reorganization, the predecessor fund exchanged its assets for Class A and Class C shares of the Fund. The performance of Class A shares of the Fund includes the net asset value performance of the predecessor fund's Class A shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment had the effect of reducing the previously reported performance of the predecessor fund.


10    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/11

Performance Update | 5/31/11                                      Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Oak Ridge Small Cap Growth Fund, compared to that of the Russell 2000 Growth Index and the Russell 2000 Index.


 Average Annual Total Returns
 (As of May 31, 2011)
------------------------------------------------------------------
                                        If             If
 Period                                 Held           Redeemed
------------------------------------------------------------------
 10 Years                                6.55%          6.55%
 5 Years                                 6.66           6.66
 1 Year                                 36.15          32.15
------------------------------------------------------------------


 Expense Ratio
 (Per prospectus dated April 1, 2011)
------------------------------------------------------------------
                                        Gross          Net
------------------------------------------------------------------
                                         2.48%          2.30%
------------------------------------------------------------------

[THE DATA BELOW WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

          Pioneer
         Oak Ridge
         Small Cap       Russell 2000      Russell 2000
        Growth Fund      Growth Index          Index
5/01      10000              10000             10000
           9277               9950              8418
5/03       8531               9136              7610
          10602              11903              9876
5/05      12261              13072             10308
          13662              15455             12186
5/07      15472              18381             14328
          15240              16444             13508
5/09      11032              11217              9247
          13855              14989             12071
5/11      18864              19448             16512


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CSDC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares is 4% and declines over five years. For more complete information, please see the prospectus. Note: Shares purchased prior to December 1, 2004, remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2012, for Class B shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/11     11

The Fund acquired the assets and liabilities of Oak Ridge Small Cap Equity Fund (the predecessor fund) on February 13, 2004. As a result of the reorganization, the Fund is the accounting successor of the predecessor fund. In the reorganization, the predecessor fund exchanged its assets for Class A and Class C shares of the Fund. The performance of Class B shares of the Fund includes the net asset value performance of the predecessor fund's Class A shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment had the effect of reducing the previously reported performance of the predecessor fund. Class B shares were first publicly offered on February 17, 2004.


12    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/11

Performance Update | 5/31/11                                      Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Oak Ridge Small Cap Growth Fund, compared to that of the Russell 2000 Growth Index and the Russell 2000 Index.


 Average Annual Total Returns
 (As of May 31, 2011)
------------------------------------------------------------------
                                       If             If
 Period                                Held           Redeemed
------------------------------------------------------------------
 10 Years                               6.58%          6.58%
 5 Years                                6.72           6.72
 1 Year                                36.17          36.17
------------------------------------------------------------------


 Expense Ratio
 (Per prospectus dated April 1, 2011)
------------------------------------------------------------------
                                       Gross          Net
------------------------------------------------------------------
                                        2.29%          2.29%
------------------------------------------------------------------

[THE DATA BELOW WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

          Pioneer
         Oak Ridge
         Small Cap       Russell 2000      Russell 2000
        Growth Fund      Growth Index          Index
5/01      10000              10000             10000
           9273               9950              8418
5/03       8525               9136              7610
          10589              11903              9876
5/05      12243              13072             10308
          13663              15455             12186
5/07      15488              18381             14328
          15271              16444             13508
5/09      11053              11217              9247
          13887              14989             12071
5/11      18910              19448             16512


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2012, for Class C shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Fund acquired the assets and liabilities of Oak Ridge Small Cap Equity Fund (the predecessor fund) on February 13, 2004. As a result of the reorganization, the Fund is the accounting successor of the predecessor fund. In the reorganization, the predecessor fund exchanged its assets for Class A and Class C shares of the Fund. The performance of Class C shares of the Fund includes the net asset value performance of the predecessor fund's Class C shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment had the effect of reducing the previously reported performance of the predecessor fund.


    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/11     13

Performance Update | 5/31/11                                      Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Pioneer Oak Ridge Small Cap Growth Fund, compared to that of the Russell 2000 Growth Index and the Russell 2000 Index.


 Average Annual Total Returns
 (As of May 31, 2011)
------------------------------------------------------------------
                                        If             If
 Period                                 Held           Redeemed
------------------------------------------------------------------
 10 Years                                8.33%          8.33%
 5 Years                                 7.88           7.88
 1 Year                                 37.77          37.77
------------------------------------------------------------------


 Expense Ratio
 (Per prospectus dated April 1, 2011)
------------------------------------------------------------------
                                        Gross          Net
------------------------------------------------------------------
                                         1.03%          1.03%
------------------------------------------------------------------

[THE DATA BELOW WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $5 Million Investment

          Pioneer
         Oak Ridge
         Small Cap       Russell 2000      Russell 2000
        Growth Fund      Growth Index          Index
 5/01     5000000           5000000            5000000
          4739088           4974842            4209019
 5/03     4452152           4567747            3805242
          5648714           5951411            4937879
 5/05     6677434           6535817            5154225
          7614008           7727665            6093146
 5/07     8765801           9190424            7164005
          8711759           8222043            6753856
 5/09     6363547           5608533            4623342
          8075359           7494356            6035507
 5/11    11125059           9723931            8256027


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance shown for Class Y shares of the Fund for periods prior to February 13, 2004, is based on the performance of predecessor Oak Ridge Small Cap Equity Fund's Class A shares, which has been restated to reflect differences in any applicable sales charges (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Oak Ridge Small Cap Equity Fund. Pioneer Oak Ridge Small Cap Growth Fund was established in connection with the reorganization of predecessor Oak Ridge Small Cap Equity Fund into the Fund on February 13, 2004. The performance shown for Class Y shares of the Fund for the period from February 13, 2004, to the inception of Class Y shares on December 29, 2009, reflects the NAV performance of Pioneer Oak Ridge Small Cap Growth Fund's Class A shares. The performance does not reflect differences in expenses, including Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares of the Fund and its predecessor are generally higher than those of Class Y shares, the performance for Class Y shares prior to their inception on December 29, 2009, would have been higher than the performance shown.


14    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/11

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables
--------------------------------------------------------------------------------
Actual Expenses


The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Oak Ridge Small Cap Growth Fund

Based on actual returns from December 1, 2010 through May 31, 2011.

----------------------------------------------------------------------------------------------------------
 Share Class                                              A             B             C             Y
----------------------------------------------------------------------------------------------------------
 Beginning Account Value on 12/1/10                   $1,000.00     $1,000.00     $1,000.00     $1,000.00
----------------------------------------------------------------------------------------------------------
 Ending Account Value (after expenses) on 5/31/11     $1,203.10     $1,198.00     $1,198.30     $1,205.10
----------------------------------------------------------------------------------------------------------
 Expenses Paid During Period*                             $7.69        $12.60        $12.06         $5.99
----------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.40%, 2.30%, 2.20% and 1.09% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).


    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/11     15

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.


You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Oak Ridge Small Cap Growth Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from December 1, 2010 through May 31, 2011.


----------------------------------------------------------------------------------------------------------
 Share Class                                              A             B             C             Y
----------------------------------------------------------------------------------------------------------
 Beginning Account Value on 12/1/10                   $1,000.00     $1,000.00     $1,000.00     $1,000.00
----------------------------------------------------------------------------------------------------------
 Ending Account Value (after expenses) on 5/31/11     $1,017.95     $1,013.46     $1,013.96     $1,055.60
----------------------------------------------------------------------------------------------------------
 Expenses Paid During Period*                              $7.04       $11.55        $11.05         $5.49
----------------------------------------------------------------------------------------------------------

 * Expenses are equal to the Fund's annualized expense ratio of 1.40%, 2.30%, 2.20% and 1.09% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).


16    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/11

Schedule of Investments | 5/31/11 (unaudited)

--------------------------------------------------------------------------
Shares                                                      Value
--------------------------------------------------------------------------
              COMMON STOCKS -- 92.5%
              ENERGY -- 5.9%
              Oil & Gas Exploration & Production -- 5.9%
  329,600     Approach Resources, Inc.*                     $    8,582,784
  625,000     Gulfport Energy Corp.*                            18,493,750
  612,500     Oasis Petroleum, Inc.*                            18,528,125
1,699,700     SandRidge Energy, Inc.*(b)                        19,240,604
                                                            --------------
                                                            $   64,845,263
                                                            --------------
              Total Energy                                  $   64,845,263
--------------------------------------------------------------------------
              CAPITAL GOODS -- 16.3%
              Aerospace & Defense -- 4.1%
  492,709     AAR Corp. (b)                                 $   13,002,591
1,002,593     Keyw Holding Corp.*(b)                            11,309,249
  514,975     Moog, Inc.*                                       21,139,724
                                                            --------------
                                                            $   45,451,564
--------------------------------------------------------------------------
              Building Products -- 1.9%
  495,966     A.O. Smith Corp.                              $   20,567,710
--------------------------------------------------------------------------
              Construction & Farm Machinery & Heavy Trucks -- 2.2%
  349,755     WABCO Holdings, Inc.*                         $   23,975,705
--------------------------------------------------------------------------
              Industrial Machinery -- 8.1%
  282,730     Altra Holdings, Inc.*                         $    7,449,936
   59,600     China Fire & Security Group*(b)                      492,296
  415,000     Colfax Corp.*                                      9,349,950
  377,492     Idex Corp. (b)                                    17,115,487
  443,100     Kennametal, Inc.                                  18,490,563
  441,300     Robbins & Myers, Inc.                             19,443,678
  187,604     The Middleby Corp.*(b)                            16,143,324
                                                            --------------
                                                            $   88,485,234
                                                            --------------
              Total Capital Goods                           $  178,480,213
--------------------------------------------------------------------------
              COMMERCIAL SERVICES & SUPPLIES -- 2.0%
              Environmental & Facilities Services -- 2.0%
  700,995     Waste Connections, Inc. (b)                   $   22,039,283
                                                            --------------
              Total Commercial Services & Supplies          $   22,039,283
--------------------------------------------------------------------------
              TRANSPORTATION -- 1.2%
              Trucking -- 1.2%
  673,098     Knight Transportation, Inc. (b)               $   11,509,976
  130,000     Roadrunner Transportation Systems, Inc.*           1,950,000
                                                            --------------
                                                            $   13,459,976
                                                            --------------
              Total Transportation                          $   13,459,976
--------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/11     17

------------------------------------------------------------------------
 Shares                                                   Value
------------------------------------------------------------------------
             CONSUMER DURABLES & APPAREL -- 9.8%
             Apparel, Accessories & Luxury Goods -- 3.4%
 359,800     The Warnaco Group, Inc.*(b)                  $   19,842,970
 591,745     True Religion Apparel, Inc.*(b)                  17,391,386
                                                          --------------
                                                          $   37,234,356
------------------------------------------------------------------------
             Footwear -- 6.4%
 298,000     Deckers Outdoor Corp.*(b)                    $   27,147,800
 854,470     Iconix Brand Group, Inc.*                        21,105,409
 542,940     Wolverine World Wide, Inc. (b)                   21,239,813
                                                          --------------
                                                          $   69,493,022
                                                          --------------
             Total Consumer Durables & Apparel            $  106,727,378
------------------------------------------------------------------------
             RETAILING -- 3.8%
             Apparel Retail -- 1.9%
 407,900     Children's Place Retail Stores, Inc.*(b)     $   20,492,896
------------------------------------------------------------------------
             Distributors -- 1.9%
 780,263     LKQ Corp.*(b)                                $   20,747,193
                                                          --------------
             Total Retailing                              $   41,240,089
------------------------------------------------------------------------
             HOUSEHOLD & PERSONAL PRODUCTS -- 1.4%
             Household Products -- 1.4%
 182,162     Church & Dwight Co., Inc. (b)                $   15,319,824
                                                          --------------
             Total Household & Personal Products          $   15,319,824
------------------------------------------------------------------------
             HEALTH CARE EQUIPMENT & SERVICES -- 15.4%
             Health Care Distributors -- 1.7%
 216,835     MWI Veterinary Supply, Inc.*                 $   18,279,191
------------------------------------------------------------------------
             Health Care Equipment -- 5.1%
 235,082     IDEXX Laboratories, Inc.*(b)                 $   18,505,655
 330,700     Integra LifeSciences Holdings Corp.*(b)          16,961,603
 368,200     Sirona Dental Systems, Inc.*                     19,904,892
                                                          --------------
                                                          $   55,372,150
------------------------------------------------------------------------
             Health Care Services -- 5.0%
 532,243     Catalyst Health Solutions, Inc.*             $   32,482,790
 277,600     HMS Holdings Corp.*                              21,669,456
 200,000     Sharps Compliance Corp.*(b)                         828,000
                                                          --------------
                                                          $   54,980,246
------------------------------------------------------------------------
             Health Care Supplies -- 3.6%
 986,500     Align Technology, Inc.*(b)                   $   24,169,250
 227,305     Haemonetics Corp.*(b)                            15,372,637
                                                          --------------
                                                          $   39,541,887
                                                          --------------
             Total Health Care Equipment & Services       $  168,173,474
------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

18    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/11

------------------------------------------------------------------------
 Shares                                                   Value
------------------------------------------------------------------------
              PHARMACEUTICALS & BIOTECHNOLOGY -- 5.4%
              Life Sciences Tools & Services -- 4.0%
  257,200     Covance, Inc.*                              $   15,138,792
  691,204     Qiagen NV*(b)                                   13,637,455
  191,500     Techne Corp. (b)                                15,607,250
                                                          --------------
                                                          $   44,383,497
------------------------------------------------------------------------
              Pharmaceuticals -- 1.4%
  658,700     Questcor Pharmaceuticals, Inc.*(b)          $   15,196,209
                                                          --------------
              Total Pharmaceuticals & Biotechnology       $   59,579,706
------------------------------------------------------------------------
              BANKS -- 1.7%
              Thrifts & Mortgage Finance -- 1.7%
  659,358     BankUnited, Inc.                            $   18,699,393
                                                          --------------
              Total Banks                                 $   18,699,393
------------------------------------------------------------------------
              DIVERSIFIED FINANCIALS -- 4.6%
              Asset Management & Custody Banks -- 1.6%
  166,500     Affiliated Managers Group, Inc.*            $   17,604,045
------------------------------------------------------------------------
              Investment Banking & Brokerage -- 1.7%
  471,780     Stiffel Financial Corp.*(b)                 $   18,998,581
------------------------------------------------------------------------
              Specialized Finance -- 1.3%
  164,399     Portfolio Recovery Associates, Inc.*(b)     $   14,240,241
                                                          --------------
              Total Diversified Financials                $   50,842,867
------------------------------------------------------------------------
              INSURANCE -- 0.8%
              Property & Casualty Insurance -- 0.8%
  123,855     ProAssurance Corp.*(b)                      $    8,708,245
                                                          --------------
              Total Insurance                             $    8,708,245
------------------------------------------------------------------------
              SOFTWARE & SERVICES -- 16.8%
              Application Software -- 8.3%
  694,750     Ansys, Inc.*(b)                             $   39,857,808
  424,500     Informatica Corp.*                              24,901,170
  447,100     Solera Holdings, Inc.                           26,419,139
                                                          --------------
                                                          $   91,178,117
------------------------------------------------------------------------
              Data Processing & Outsourced Services -- 2.3%
  460,310     Wright Express Corp.*(b)                    $   24,838,328
------------------------------------------------------------------------
              Internet Software & Services -- 1.9%
1,379,300     Dice Holdings, Inc.*                        $   20,372,261
------------------------------------------------------------------------
              IT Consulting & Other Services -- 1.0%
  560,000     Virtusa Corp.*                              $   11,284,000
------------------------------------------------------------------------
              Systems Software -- 3.3%
  490,470     Micros Systems, Inc.*                       $   25,043,398
  267,224     Opnet Technologies, Inc.*                       10,467,164
                                                          --------------
                                                          $   35,510,562
                                                          --------------
              Total Software & Services                   $  183,183,268
------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/11     19

---------------------------------------------------------------------
 Shares                                                 Value
---------------------------------------------------------------------
             TECHNOLOGY HARDWARE & EQUIPMENT -- 2.0%
             Electronic Components -- 2.0%
 355,500     Littlefuse, Inc.                          $   21,330,000
                                                       --------------
             Total Technology Hardware & Equipment     $   21,330,000
---------------------------------------------------------------------
             SEMICONDUCTORS -- 5.4%
             Semiconductors -- 5.4%
 389,442     Hittite Microwave Corp.*(b)               $   24,698,412
 580,400     Netlogic Microsystems, Inc.*(b)               22,240,925
 479,600     Skyworks Solutions, Inc.*(b)                  12,215,412
                                                       --------------
                                                       $   59,154,749
                                                       --------------
             Total Semiconductors                      $   59,154,749
---------------------------------------------------------------------
             TOTAL COMMON STOCKS
             (Cost $715,337,603)                       $1,011,783,728
---------------------------------------------------------------------


----------------------------------------------------------------------------------------------------
Principal
Amount($)                                                                             Value
----------------------------------------------------------------------------------------------------
               TEMPORARY CASH INVESTMENTS -- 18.0%
               Repurchase Agreements -- 5.9%
 7,130,000     Barclays Plc, 0.11%, dated 5/27/11, repurchase price of
               $7,130,000 plus accrued interest on 6/1/11 collateralized by
               $7,272,600 Freddie Mac Giant, 5.0%, 6/1/41                             $    7,130,000
 7,130,000     Barclays Plc, 0.10%, dated 5/27/11, repurchase price of
               $7,130,000 plus accrued interest on 6/1/11 collateralized by
               $7,272,607 U.S. Treasury Notes, 2.5%, 3/31/15                               7,130,000
 7,130,000     BNP Paribas Securities, Inc., 0.13%, dated 5/27/11, repurchase price of $7,130,000 plus accrued interest on 6/1/11 collateralized by the following:
                 $4,345,238 Federal National Mortgage Association, 3.5 - 8.0%,
                  4/1/18 - 5/1/41
                 $2,927,362 Freddie Mac Giant, 4.0-7.0%, 11/1/17 - 5/1/41                  7,130,000
 7,130,000     BNP Paribas Securities, Inc., 0.11%, dated 5/27/11, repurchase price of $7,130,000 plus accrued interest on 6/1/11 collateralized
               by $7,272,600 U.S. Treasury Strip, 0.0%, 11/15/21 - 2/15/36                 7,130,000
 7,130,000     Deutsche Bank, 0.13%, dated 5/27/11, repurchase price of
               $7,130,000 plus accrued interest on 6/1/11 collateralized by
               $7,272,600 Federal National Mortgage Association, 5.0%, 5/1/41              7,130,000
 7,130,000     Deutsche Bank Securities, Inc., 0.09%, dated 5/27/11,
               repurchase price of $7,130,000 plus accrued interest on 6/1/11 collateralized by $7,272,568 U.S. Treasury Strip 0.0% - 4.25%,
               8/15/24 - 5/15/39                                                           7,130,000
 7,130,000     JPMorgan, Inc., 0.06%, dated 5/27/11, repurchase price of
               $7,130,000 plus accrued interest on 6/1/11 collateralized by
               $7,273,024 U.S. Treasury Bill 0.0%, 8/18/11                                 7,130,000


The accompanying notes are an integral part of these financial statements.

20    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/11

---------------------------------------------------------------------------------------------------
Principal
Amount($)                                                                            Value
---------------------------------------------------------------------------------------------------
               Repurchase Agreements -- (continued)
7,130,000      SG Americas Securities LLC, 0.12%, dated 5/27/11, repurchase price of $7,130,000 plus accrued interest on 6/1/11 collateralized by $7,272,600 Federal National Mortgage Association (ARM),
               3.221 - 4.911%, 12/1/12 - 7/1/40                                      $    7,130,000
7,130,000      SG Americas Securities LLC, 0.09%, dated 5/27/11, repurchase price of $7,130,000 plus accrued interest on 6/1/11 collateralized
               by $7,272,607 U.S. Treasury Strip 1.25%, 7/15/20                           7,130,000
                                                                                     --------------
               Total Repurchase Agreements                                           $   64,170,000
---------------------------------------------------------------------------------------------------
               Securities Lending Collateral -- 12.1% (c)
               Certificates of Deposit:
3,027,443      Bank of Nova Scotia, 0.30%, 6/11/12                                   $    3,027,443
  756,861      Bank of Nova Scotia, 0.28%, 9/29/12                                          756,861
1,759,701      BBVA Group NY, 0.47%, 8/10/11                                              1,759,701
2,649,013      BBVA Group NY, 1.19%, 7/26/11                                              2,649,013
3,027,443      BNP Paribas Bank NY, 0.13%, 6/15/11                                        3,027,443
  529,803      BNP Paribas Bank NY, 0.27%, 8/5/11                                           529,803
3,784,304      Canadian Imperial Bank of Commerce NY, 0.23%, 10/3/11                      3,784,304
3,027,443      DnB NOR Bank ASA NY, 0.18%, 8/10/11                                        3,027,443
3,784,304      DnB NOR Bank ASA NY, 0.24%, 6/7/11                                         3,784,304
1,892,095      National Australia Bank NY, 0.29%, 10/19/11                                1,892,095
4,163,478      RaboBank Netherland NV NY, 0.31%, 4/2/12                                   4,163,478
2,270,582      Royal Bank of Canada NY, 0.35%, 12/2/11                                    2,270,582
3,784,304      Skandinav Enskilda Bank NY, 0.38%, 6/7/11                                  3,784,304
1,513,722      SOCGEN NY, 0.28%, 7/11/11                                                  1,513,722
  756,861      SOCGEN NY, 0.26%, 7/14/11                                                    756,861
1,513,722      SOCGEN NY, 0.37%, 6/10/11                                                  1,513,722
2,649,013      Svenska NY, 0.20%, 7/19/11                                                 2,649,013
3,784,304      Westpac Banking Corp. NY, 0.35%, 12/6/11                                   3,784,304
                                                                                     --------------
                                                                                     $   44,674,396
---------------------------------------------------------------------------------------------------
               Commercial Paper:
1,513,722      American Honda Finance, 0.34%, 1/11/12                                $    1,513,722
1,514,341      American Honda Finance, 1.06%, 6/20/11                                     1,514,341
1,386,566      Australia & New Zealand Banking Group, 0.87%, 8/4/11                       1,386,566
1,892,122      BBVLON, 0.29%, 6/3/11                                                      1,892,122
3,783,700      BCSFUN, 0.25%, 6/24/11                                                     3,783,700
  567,444      BCSFUN, 0.22%, 7/29/11                                                       567,444
3,783,013      CBAPP, 0.20%, 8/3/11                                                       3,783,013
3,842,797      Caterpillar Financial Services Corp., 1.06%, 6/24/11                       3,842,797
3,784,304      Federal Home Loan Bank, 0.28%, 6/1/11                                      3,784,304
  378,426      General Electric Capital Corp., 0.39%, 6/6/11                                378,426
  416,660      General Electric Capital Corp., 0.44%, 11/21/11                              416,660
3,026,457      HSBC, 0.17%, 8/9/11                                                        3,026,457
  567,791      JPMorgan Chase & Co., 1.06%, 6/13/11                                         567,791


The accompanying notes are an integral part of these financial statements.

    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/11     21

-----------------------------------------------------------------------------
Principal
Amount($)                                                      Value
-----------------------------------------------------------------------------
                 Commercial Paper -- (continued)
   3,405,874     JPMorgan Chase & Co., 0.30%, 5/18/12          $    3,405,874
   1,892,152     NABPP, 0.25%, 6/1/11                               1,892,152
   3,026,376     NORDNA, 0.27%, 7/18/11                             3,026,376
   3,026,602     PARFIN, 0.25%, 7/11/11                             3,026,602
   1,892,152     Royal Bank of Canada NY, 0.30%, 6/1/12             1,892,152
   1,891,332     SANCPU, 0.39%, 7/11/11                             1,891,332
   2,269,846     SANCPU, 0.73%, 6/17/11                             2,269,846
   1,892,152     SANCPU, 0.68%, 6/1/11                              1,892,152
   2,646,739     SEB, 0.30%, 9/12/11                                2,646,739
   1,892,143     SOCNAM, 0.17%, 6/2/11                              1,892,143
   3,784,304     Toyota Motor Credit Corp., 0.35%, 9/8/11           3,784,304
   1,136,274     Wachovia, 0.46%, 3/1/12                            1,136,274
   1,514,187     Wachovia, 0.41%, 10/15/11                          1,514,187
     757,337     Wells Fargo & Co., 0.36%, 1/24/12                    757,337
                                                               --------------
                                                               $   57,484,813
-----------------------------------------------------------------------------
                 Tri-party Repurchase Agreements:
   7,128,342     Barclays Capital Plc, 0.11%, 6/1/11           $    7,128,342
   3,784,304     HSBC Bank USA NA, 0.11%, 6/1/11                    3,784,304
   7,568,608     RBS Securities, Inc., 0.11%, 6/1/11                7,568,608
                                                               --------------
                                                               $   18,481,254
-----------------------------------------------------------------------------
 Shares
-----------------------------------------------------------------------------
                 Money Market Mutual Funds:
   6,054,886     Dreyfus Preferred Money Market Fund           $    6,054,886
   6,054,886     Fidelity Prime Money Market Fund                   6,054,886
                                                               --------------
                                                               $   12,109,772
                                                               --------------
                 Total Securities Lending Collateral           $  132,750,235
-----------------------------------------------------------------------------
                 TOTAL TEMPORARY CASH INVESTMENTS
                 (Cost $196,920,235)                           $  196,920,235
-----------------------------------------------------------------------------
                 TOTAL INVESTMENT IN SECURITIES -- 110.5%
                 (Cost $912,257,838) (a)                       $1,208,703,963
-----------------------------------------------------------------------------
                 OTHER ASSETS AND LIABILITIES -- (10.5)%       $ (115,191,691)
-----------------------------------------------------------------------------
                 TOTAL NET ASSETS -- 100.0%                    $1,093,512,272
=============================================================================

*   Non-income producing security.

(a) At May 31, 2011, the net unrealized gain on investments based on cost for federal income tax purposes of $914,783,609 was as follows:

      Aggregate gross unrealized gain for all investments in which there is an
        excess of value over tax cost                                              $299,310,737
      Aggregate gross unrealized loss for all investments in which there is an
        excess of tax cost over value                                                (5,390,383)
                                                                                   ------------
      Net unrealized gain                                                          $293,920,354
                                                                                   ============


The accompanying notes are an integral part of these financial statements.

22    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/11

(b) At May 31, 2011, the following securities were out on loan:

-----------------------------------------------------------------------
    Shares       Security                                  Value
-----------------------------------------------------------------------
      39,200     AAR Corp.                                 $  1,034,488
     226,368     Align Technology, Inc.*                      5,546,016
       4,300     Altera Corp.**                                 206,787
     198,000     Ansys, Inc.*                                11,359,260
      50,000     Children's Place Retail Stores, Inc.*        2,512,000
      56,300     China Fire & Security Group*                   465,038
      23,500     Church & Dwight Co., Inc.                    1,976,350
     251,400     Covace, Inc.**                              14,797,404
     225,600     Deckers Outdoor Corp.*                      20,552,160
      12,400     Haemonetics Corp.*                             838,612
      34,300     Hittite Microwave Corp.*                     2,175,306
       3,500     Idex Corp.                                     158,690
      89,300     IDEXX Laboratories, Inc.*                    7,029,696
      15,900     Integra LifeSciences Holdings Corp.*           815,511
     314,700     Keyw Holding Corp.*                          3,549,816
      64,800     Knight Transportation, Inc.                  1,108,080
      10,400     LKQ Corp.*                                     276,536
      54,500     The Middleby Corp.*                          4,689,725
     254,900     Netlogic Microsystems, Inc.*                 9,767,768
      42,300     Portfolio Recovery Associates, Inc.*         3,664,026
       1,500     ProAssurance Corp.*                            105,465
     170,000     Qiagen NV*                                   3,354,100
      52,000     Questcor Pharmaceuticals, Inc.*              1,199,640
   1,458,700     SandRidge Energy, Inc.*                     15,512,484
     180,800     Sharps Compliance Corp.*                       748,512
      85,300     Skyworks Solutions, Inc.*                    2,172,591
      10,200     Stiffel Financial Corp.*                       410,754
       2,800     Techne Corp.                                   228,200
     193,481     True Religion Apparel, Inc.*                 5,686,407
      36,600     The Warnaco Group, Inc.*                     2,018,490
     109,500     Waste Connections, Inc.                      3,442,680
      12,400     Wolverine World Wide, Inc.                     485,088
      34,500     Wright Express Corp.*                        1,861,620
-----------------------------------------------------------------------
                 Total                                     $129,749,300
=======================================================================

(c) Securities lending collateral is managed by Credit Suisse AG, New York
    Branch.

**  Indicates pending sale at May 31, 2011.

Purchases and sales of securities (excluding temporary cash investments) for the six months ended May 31, 2011 aggregated $302,085,079 and $150,203,382, respectively.


The accompanying notes are an integral part of these financial statements.

    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/11     23

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of May 31, 2011, in valuing the Fund's assets:

-------------------------------------------------------------------------------------------
                                Level 1           Level 2         Level 3    Total
-------------------------------------------------------------------------------------------
 Common Stocks                  $1,011,783,728    $         --    $--        $1,011,783,728
 Temporary Cash Investments                  -     184,810,463     --           184,810,463
 Money Market Mutual Funds          12,109,772              --     --            12,109,772
-------------------------------------------------------------------------------------------
 Total                          $1,023,893,500    $184,810,463    $--        $1,208,703,963
===========================================================================================


The accompanying notes are an integral part of these financial statements.

24    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/11

Statement of Assets and Liabilities | 5/31/11 (unaudited)

ASSETS:
  Investment in securities (including securities loaned of $129,749,300)
    (cost $912,257,838)                                                      $1,208,703,963
  Cash                                                                            4,522,335
  Receivables --
   Investment securities sold                                                    14,059,084
   Fund shares sold                                                               4,760,171
   Dividends and interest                                                           148,979
   Due from Pioneer Investment Management, Inc.                                      20,973
  Other                                                                              97,814
-------------------------------------------------------------------------------------------
     Total assets                                                            $1,232,313,319
-------------------------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Investment securities purchased                                           $    4,400,631
   Fund shares repurchased                                                        1,029,867
   Upon return of securities loaned                                             132,750,235
  Due to affiliates                                                                 520,372
  Accrued expenses                                                                   99,942
-------------------------------------------------------------------------------------------
     Total liabilities                                                       $  138,801,047
-------------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                                            $  760,694,063
  Accumulated net investment loss                                                (4,560,520)
  Accumulated net realized gain on investments                                   40,932,604
  Net unrealized gain on investments                                            296,446,125
-------------------------------------------------------------------------------------------
     Total net assets                                                        $1,093,512,272
===========================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $569,355,694/17,631,514 shares)                          $        32.29
  Class B (based on $10,170,494/337,567 shares)                              $        30.13
  Class C (based on $64,064,634/2,275,016 shares)                            $        28.16
  Class Y (based on $449,921,450/13,872,404 shares)                          $        32.43
MAXIMUM OFFERING PRICE:
  Class A ($32.29 [divided by] 94.25%)                                       $        34.26
===========================================================================================


The accompanying notes are an integral part of these financial statements.

    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/11     25

Statement of Operations (unaudited)

For the Six Months Ended 5/31/11

INVESTMENT INCOME:
  Dividends                                                 $1,633,499
  Interest                                                      28,095
  Income from securities loaned, net                           139,156
-----------------------------------------------------------------------------------------
     Total investment income                                                 $  1,800,750
-----------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                           $4,023,049
  Transfer agent fees and expenses
   Class A                                                     287,717
   Class B                                                      16,069
   Class C                                                      41,043
   Class Y                                                     125,385
  Distribution fees
   Class A                                                     665,318
   Class B                                                      50,784
   Class C                                                     286,370
  Shareholder communications expense                           928,522
  Administrative reimbursements                                142,077
  Custodian fees                                                23,186
  Registration fees                                              9,331
  Professional fees                                             30,082
  Printing expense                                              46,802
  Fees and expenses of nonaffiliated trustees                   11,604
  Miscellaneous                                                 28,084
-----------------------------------------------------------------------------------------
     Total expenses                                                          $  6,715,423
     Less fees waived and expenses reimbursed by Pioneer
       Investment Management, Inc.                                               (354,153)
-----------------------------------------------------------------------------------------
     Net expenses                                                            $  6,361,270
-----------------------------------------------------------------------------------------
       Net investment loss                                                   $ (4,560,520)
-----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments:                                          $ 56,408,731
-----------------------------------------------------------------------------------------
  Change in net unrealized gain on investments:                              $110,236,554
-----------------------------------------------------------------------------------------
  Net gain on investments                                                    $166,645,285
-----------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                       $162,084,765
=========================================================================================


The accompanying notes are an integral part of these financial statements.

26    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/11

Statements of Changes in Net Assets

For the Six Months Ended 5/31/11 and the Year Ended 11/30/10, respectively

---------------------------------------------------------------------------------------------
                                                             Six Months
                                                             Ended
                                                             5/31/11             Year Ended
                                                             (unaudited)         11/30/10
---------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment loss                                          $   (4,560,520)     $ (5,539,025)
Net realized gain on investments                                 56,408,731         7,429,875
Change in net unrealized gain on investments                    110,236,554       140,908,689
---------------------------------------------------------------------------------------------
   Net increase in net assets resulting from operations      $  162,084,765      $142,799,539
---------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                             $  381,518,257      $418,623,509
Reinvestment of distributions                                            --                --
Cost of shares repurchased                                     (196,087,959)     (256,925,283)
---------------------------------------------------------------------------------------------
   Net increase in net assets resulting from Fund share
     transactions                                            $  185,430,298      $161,698,226
---------------------------------------------------------------------------------------------
   Net increase in net assets                                $  347,515,063      $304,497,765
NET ASSETS:
Beginning of period                                             745,997,209       441,499,444
---------------------------------------------------------------------------------------------
End of period                                                $1,093,512,272      $745,997,209
---------------------------------------------------------------------------------------------
Accumulated net investment loss                              $   (4,560,520)     $         --
=============================================================================================


The accompanying notes are an integral part of these financial statements.

    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/11     27

------------------------------------------------------------------------------------------------
                                     '11 Shares     '11 Amount       '10 Shares     '10 Amount
                                     (unaudited)    (unaudited)
------------------------------------------------------------------------------------------------
Class A
Shares sold                           4,082,577     $124,719,854      9,108,789     $216,999,794
Reinvestment of distributions                --               --             --               --
Less shares repurchased              (4,849,084)    (144,990,242)    (9,601,296)    (223,964,958)
------------------------------------------------------------------------------------------------
   Net decrease                        (766,506)    $(20,270,288)      (492,507)    $ (6,965,164)
================================================================================================
Class B
Shares sold                              64,173     $  1,855,054         56,588     $  1,261,223
Reinvestment of distributions                --               --             --               --
Less shares repurchased                 (90,043)      (2,604,893)      (157,021)      (3,497,388)
------------------------------------------------------------------------------------------------
   Net decrease                         (25,870)    $   (749,839)      (100,433)    $ (2,236,165)
================================================================================================
Class C
Shares sold                             483,496     $ 12,957,346        517,111     $ 10,789,732
Reinvestment of distributions                --               --             --               --
Less shares repurchased                (220,975)      (5,904,099)      (463,483)      (9,589,471)
------------------------------------------------------------------------------------------------
   Net increase                         262,521     $  7,053,247         53,628     $  1,200,261
================================================================================================
Class Y
Shares sold                           7,988,990     $241,985,903      8,107,340     $189,572,760
Less shares repurchased              (1,392,991)     (42,588,725)      (830,935)     (19,873,466)
------------------------------------------------------------------------------------------------
   Net increase                       6,595,999     $199,397,178      7,276,405     $169,699,294
================================================================================================


The accompanying notes are an integral part of these financial statements.

28    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/11

Financial Highlights

-----------------------------------------------------------------------------------------------------------
                                                                                Six Months
                                                                                Ended
                                                                                5/31/11          Year Ended
                                                                                (unaudited)      11/30/10
-----------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                                            $  26.84        $  20.96
-----------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
  Net investment loss                                                           $  (0.15)       $  (0.22)
  Net realized and unrealized gain (loss) on investments                            5.60            6.10
-----------------------------------------------------------------------------------------------------------
    Net increase (decrease) from investment operations                          $   5.45        $   5.88
Distributions to shareowners:
  Net realized gain                                                                   --              --
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                      $   5.45        $   5.88
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $  32.29        $  26.84
===========================================================================================================
Total return*                                                                      20.31%          28.05%
Ratio of net expenses to average net assets+                                        1.40%**         1.28%
Ratio of net investment loss to average net assets+                                (1.01)%**       (0.92)%
Portfolio turnover rate                                                               34%**           27%
Net assets, end of period (in thousands)                                        $569,356        $493,766
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
  Net expenses                                                                      1.53%**         1.56%
  Net investment loss                                                              (1.14)%**       (1.21)%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
  Net expenses                                                                      1.40%**         1.28%
  Net investment loss                                                              (1.01)%**       (0.92)%
===========================================================================================================

----------------------------------------------------------------------------------------------------------------------
                                                                                Year Ended    Year Ended    Year Ended
                                                                                11/30/09      11/30/08      11/30/07
----------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                                            $  17.06      $  25.82      $  26.15
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
  Net investment loss                                                           $  (0.12)     $  (0.13)     $  (0.25)
  Net realized and unrealized gain (loss) on investments                            4.02         (8.10)         2.18
----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) from investment operations                          $   3.90      $  (8.23)     $   1.93
Distributions to shareowners:
  Net realized gain                                                                    --         (0.53)        (2.26)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                      $   3.90      $  (8.76)     $  (0.33)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $  20.96      $  17.06      $  25.82
======================================================================================================================
Total return*                                                                      22.86%       (31.86)%        7.57%
Ratio of net expenses to average net assets+                                        1.36%         1.40%         1.41%
Ratio of net investment loss to average net assets+                                (0.82)%       (0.70)%       (0.97)%
Portfolio turnover rate                                                               29%           37%           58%
Net assets, end of period (in thousands)                                        $396,023      $204,015      $225,402
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
  Net expenses                                                                      1.60%         1.57%         1.53%
  Net investment loss                                                              (1.06)%       (0.86)%       (1.10)%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
  Net expenses                                                                      1.36%         1.40%         1.40%
  Net investment loss                                                              (0.82)%       (0.70)%       (0.96)%
======================================================================================================================

------------------------------------------------------------------------------------------
                                                                                Year Ended
                                                                                11/30/06
------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                                            $  24.84
------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
  Net investment loss                                                           $  (0.23)
  Net realized and unrealized gain (loss) on investments                            2.27
------------------------------------------------------------------------------------------
    Net increase (decrease) from investment operations                          $   2.04
Distributions to shareowners:
  Net realized gain                                                                (0.73)
------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                      $   1.31
------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $  26.15
==========================================================================================
Total return*                                                                       8.25%
Ratio of net expenses to average net assets+                                        1.40%
Ratio of net investment loss to average net assets+                                (0.91)%
Portfolio turnover rate                                                               29%
Net assets, end of period (in thousands)                                        $225,906
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
  Net expenses                                                                      1.56%
  Net investment loss                                                              (1.07)%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
  Net expenses                                                                      1.40%
  Net investment loss                                                              (0.91)%
==========================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
+  Ratios with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.

    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/11     29

-----------------------------------------------------------------------------------------------------------
                                                                                Six Months
                                                                                Ended
                                                                                5/31/11          Year Ended
                                                                                (unaudited)      11/30/10
-----------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                                            $ 25.15          $19.83
-----------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
  Net investment loss                                                           $ (0.29)         $(0.47)
  Net realized and unrealized gain (loss) on investments                           5.27            5.79
-----------------------------------------------------------------------------------------------------------
    Net increase (decrease) from investment operations                          $  4.98          $ 5.32
Distributions to shareowners:
  Net realized gain                                                                  --              --
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                      $  4.98          $ 5.32
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $ 30.13          $25.15
===========================================================================================================
Total return*                                                                     19.80%          26.83%
Ratio of net expenses to average net assets+                                       2.30%**         2.17%
Ratio of net investment loss to average net assets+                               (1.91)%**       (1.82)%
Portfolio turnover rate                                                              34%**           27%
Net assets, end of period (in thousands)                                        $10,170          $9,142
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
  Net expenses                                                                     2.36%**         2.48%
  Net investment loss                                                             (1.97)%**       (2.13)%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
  Net expenses                                                                     2.30%**         2.17%
  Net investment loss                                                             (1.91)%**       (1.82)%
===========================================================================================================

----------------------------------------------------------------------------------------------------------------------
                                                                                Year Ended    Year Ended    Year Ended
                                                                                11/30/09      11/30/08      11/30/07
----------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                                            $16.29        $ 24.90       $25.52
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
  Net investment loss                                                           $(0.19)       $ (0.40)      $(0.52)
  Net realized and unrealized gain (loss) on investments                          3.73          (7.68)        2.16
----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) from investment operations                          $ 3.54        $ (8.08)      $ 1.64
Distributions to shareowners:
  Net realized gain                                                                 --          (0.53)       (2.26)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                      $ 3.54        $ (8.61)      $(0.62)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $19.83        $ 16.29       $24.90
======================================================================================================================
Total return*                                                                    21.73%        (32.43)%       6.62%
Ratio of net expenses to average net assets+                                      2.24%          2.31%        2.32%
Ratio of net investment loss to average net assets+                              (1.73)%        (1.63)%      (1.88)%
Portfolio turnover rate                                                             29%            37%          58%
Net assets, end of period (in thousands)                                        $9,197        $ 3,805       $6,964
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
  Net expenses                                                                    2.60%          2.40%        2.32%
  Net investment loss                                                            (2.09)%        (1.72)%      (1.88)%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
  Net expenses                                                                    2.24%          2.30%        2.30%
  Net investment loss                                                            (1.73)%        (1.62)%      (1.86)%
======================================================================================================================

------------------------------------------------------------------------------------------
                                                                                Year Ended
                                                                                11/30/06
------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                                            $ 24.49
------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
  Net investment loss                                                           $(0.54)
  Net realized and unrealized gain (loss) on investments                          2.30
------------------------------------------------------------------------------------------
    Net increase (decrease) from investment operations                          $ 1.76
Distributions to shareowners:
  Net realized gain                                                              (0.73)
------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                      $ 1.03
------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $25.52
==========================================================================================
Total return*                                                                     7.22%
Ratio of net expenses to average net assets+                                      2.31%
Ratio of net investment loss to average net assets+                              (1.82)%
Portfolio turnover rate                                                             29%
Net assets, end of period (in thousands)                                        $8,371
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
  Net expenses                                                                    2.38%
  Net investment loss                                                            (1.89)%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
  Net expenses                                                                    2.30%
  Net investment loss                                                            (1.81)%
==========================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
+  Ratios with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.

30    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/11

-----------------------------------------------------------------------------------------------------------
                                                                                Six Months
                                                                                Ended
                                                                                5/31/11          Year Ended
                                                                                (unaudited)      11/30/10
-----------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                                            $ 23.50          $ 18.52
-----------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
  Net investment loss                                                           $ (0.23)         $ (0.38)
  Net realized and unrealized gain (loss) on investments                           4.89             5.36
-----------------------------------------------------------------------------------------------------------
    Net increase (decrease) from investment operations                          $  4.66          $  4.98
Distributions to shareowners:
  Net realized gain                                                                  --               --
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                      $  4.66          $  4.98
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $ 28.16          $ 23.50
===========================================================================================================
Total return*                                                                     19.83%           26.89%
Ratio of net expenses to average net assets+                                       2.20%**          2.18%
Ratio of net investment loss to average net assets+                               (1.81)%**        (1.82)%
Portfolio turnover rate                                                              34%**            27%
Net assets, end of period (in thousands)                                        $64,065          $47,291
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
  Net expenses                                                                     2.20%**          2.29%
  Net investment loss                                                             (1.81)%**        (1.93)%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
  Net expenses                                                                     2.20%**          2.18%
  Net investment loss                                                             (1.81)%**        (1.82)%
===========================================================================================================

----------------------------------------------------------------------------------------------------------------------
                                                                                Year Ended    Year Ended    Year Ended
                                                                                11/30/09      11/30/08      11/30/07
----------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                                            $ 15.21       $ 23.30       $ 23.99
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
  Net investment loss                                                           $ (0.22)      $ (0.36)      $ (0.49)
  Net realized and unrealized gain (loss) on investments                           3.53         (7.20)         2.06
----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) from investment operations                          $  3.31       $ (7.56)      $  1.57
Distributions to shareowners:
  Net realized gain                                                                  --         (0.53)        (2.26)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                      $  3.31       $ (8.09)      $ (0.69)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $ 18.52       $ 15.21       $ 23.30
======================================================================================================================
Total return*                                                                     21.76%       (32.43)%        6.75%
Ratio of net expenses to average net assets+                                       2.26%         2.27%         2.20%
Ratio of net investment loss to average net assets+                               (1.71)%       (1.59)%       (1.76)%
Portfolio turnover rate                                                              29%           37%           58%
Net assets, end of period (in thousands)                                        $36,280       $20,913       $37,659
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
  Net expenses                                                                     2.40%         2.27%         2.20%
  Net investment loss                                                             (1.86)%       (1.59)%       (1.76)%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
  Net expenses                                                                     2.26%         2.27%         2.19%
  Net investment loss                                                             (1.71)%       (1.59)%       (1.75)%
======================================================================================================================

------------------------------------------------------------------------------------------
                                                                                Year Ended
                                                                                11/30/06
------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                                            $ 23.04
------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
  Net investment loss                                                           $ (0.46)
  Net realized and unrealized gain (loss) on investments                           2.14
------------------------------------------------------------------------------------------
    Net increase (decrease) from investment operations                          $  1.68
Distributions to shareowners:
  Net realized gain                                                               (0.73)
------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                      $  0.95
------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $ 23.99
==========================================================================================
Total return*                                                                      7.33%
Ratio of net expenses to average net assets+                                       2.20%
Ratio of net investment loss to average net assets+                               (1.72)%
Portfolio turnover rate                                                              29%
Net assets, end of period (in thousands)                                        $50,120
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
  Net expenses                                                                     2.20%
  Net investment loss                                                             (1.72)%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
  Net expenses                                                                     2.20%
  Net investment loss                                                             (1.72)%
==========================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
+  Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/11     31

--------------------------------------------------------------------------------------------------------
                                                                        Six Months
                                                                        Ended
                                                                        5/31/11             12/29/09 (a)
                                                                        (unaudited)         to 11/30/10
--------------------------------------------------------------------------------------------------------
 Class Y
 Net asset value, beginning of period                                   $  26.91            $  22.77
--------------------------------------------------------------------------------------------------------
 Increase (decrease) from investment operations:
   Net investment loss                                                  $  (0.09)           $  (0.07)
   Net realized and unrealized gain on investments                          5.61                4.21
--------------------------------------------------------------------------------------------------------
     Net increase from investment operations                            $   5.52            $   4.14
--------------------------------------------------------------------------------------------------------
 Net increase in net asset value                                        $   5.52            $   4.14
--------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                         $  32.43            $  26.91
========================================================================================================
 Total return*                                                             20.51%              18.18%
 Ratio of net expenses to average net assets+                               1.09%**             1.03%**
 Ratio of net investment loss to average net assets+                       (0.73)%**           (0.66)%**
 Portfolio turnover rate                                                      34%**               27%**
 Net assets, end of period (in thousands)                               $449,921            $195,799
 Ratios with no waiver of fees and assumption of expenses by the
   Adviser and no reduction for fees paid indirectly:
   Net expenses                                                             1.09%**             1.03%**
   Net investment loss                                                     (0.73)%**           (0.66)%**
 Ratios with waiver of fees and assumption of expenses by the
   Adviser and reduction for fees paid indirectly:
   Net expenses                                                             1.09%**             1.03%**
   Net investment loss                                                     (0.73)%**           (0.66)%**
========================================================================================================

(a) Class Y shares were first publicly offered on December 29, 2009.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

32    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/11

Notes to Financial Statements | 5/31/11 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Oak Ridge Small Cap Growth Fund (the Fund) is one of three portfolios comprising Pioneer Series Trust I, a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek capital appreciation.

The Fund offers four classes of shares designated as Class A, Class B, Class C and Class Y shares. Class B shares were first publicly offered on February 17, 2004. Class Y shares were first publicly offered on December 29, 2009. Effective as of the close of business on December 31, 2009, Class B shares are no longer offered to new or existing shareholders, except that dividends and/or capital gain distributions may continue to be reinvested in Class B shares, and shareholders may exchange their Class B shares for Class B shares of other Pioneer funds, as permitted by existing exchange privileges. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares. Class B shares convert to Class A shares approximately eight years after the date of purchase.


Investments in small companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectus contains unaudited information regarding the Fund's principal risks. Please refer to that document when considering the Fund's principal risks.


    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/11     33

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:


A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities that have traded on an exchange are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued at the mean between the last bid and asked prices. Securities for which market prices and/or quotations are not readily available or are considered to be unreliable are valued using fair value methods pursuant to procedures adopted by the Board of Trustees.

   Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times.

   The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Thus, the valuation of the Fund's securities may differ from exchange prices.

   At May 31, 2011, there were no securities that were valued using fair value methods (other than securities that were valued using prices supplied by independent pricing services). Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. Short-term fixed income securities with remaining maturities of sixty days or less generally are valued at amortized cost. Money market mutual funds are valued at net asset value.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend


34    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/11
   data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years remain subject to examination by tax authorities.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

   The tax character of current year distributions payable will be determined at the end of the current taxable year. There were no distributions paid during the year ended November 30, 2010.

   The following shows the components of distributable earnings on a federal income tax basis at November 30, 2010:

--------------------------------------------------------------------------------
                                                                          2010
--------------------------------------------------------------------------------
   Distributable earnings:
   Capital loss carryforward                                       $ (9,784,221)
   Post-October loss deferred                                        (3,166,135)
   Unrealized appreciation                                          183,683,800
--------------------------------------------------------------------------------
      Total                                                        $170,733,444
================================================================================

   The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.


C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned $46,294 in underwriting commissions on the sale of Class A shares for the six months ended May 31, 2011.


    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/11     35

D. Class Allocations

   Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Class Y shares do not pay distribution fees. All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class B, Class C and Class Y shares can reflect different transfer agent and distribution expense rates.


E. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or a subcustodian of the Fund. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.


F. Securities Lending

   The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to at least the value of the securities loaned, which is invested in temporary investments. Credit Suisse AG, New York Branch, as the Fund's securities lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive payments in lieu of dividends or interest on the securities loaned. Gain or loss on the value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. If the required market


36    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/11
   value of the collateral is less than the value of the loaned securities, the borrower is required to deliver additional collateral for the account of the Fund prior to the close of business on that day. The Fund has the right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund is required to return the cash collateral to the borrower and could suffer a loss if the value of the collateral, as invested, has declined.


2. Management Agreement

PIM, a wholly owned subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.85% of the Fund's average daily net assets up to $1 billion; and 0.80% of the excess over $1 billion. For the six months ended May 31, 2011, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.85% of the Fund's average net assets.

Pioneer, and not the Fund, pays a portion of the fee it receives from the Fund to Oak Ridge Investments, LLC (Oak Ridge) as compensation for Oak Ridge's subadvisory services to the Fund.

On January 7, 2005, Pioneer Investment Management USA, Inc. ("PIMUSA") acquired a 49% ownership interest in Oak Ridge from the existing shareholders of Oak Ridge. As part of the acquisition, PIMUSA also obtained the right to purchase from the existing shareholders of Oak Ridge (i) an additional 11% ownership interest in Oak Ridge two years from the date on which the acquisition was consummated, and (ii) the remaining ownership interest twelve years from the date on which the acquisition was consummated. Consequently, the acquisition provides PIMUSA the ability to own 100% of Oak Ridge over time. PIMUSA is the direct parent of PIM.

PIM has contractually agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 1.40%, 2.30% and 2.30% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. Class Y shares do not have an expense limitation. These expense limitations are in effect through April 1, 2012 for Class A, Class B and Class C shares. There can be no assurance that PIM will extend the expense limitation agreement for a class of shares beyond the date referred to above.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $106,582 in management fees, administrative costs and certain other reimbursements payable to PIM at May 31, 2011.


    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/11     37

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the six months ended May 31, 2011, such out-of-pocket expenses by class of shares were as follows:

--------------------------------------------------------------------------------
 Shareholder Communications:
--------------------------------------------------------------------------------
 Class A                                                               $702,441
 Class B                                                                  6,706
 Class C                                                                 40,628
 Class Y                                                                178,747
--------------------------------------------------------------------------------
    Total                                                              $928,522
================================================================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $390,280 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at May 31, 2011.


4. Distribution Plan

The Fund has adopted a Distribution Plan ("The Plan") pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $23,510 in distribution fees payable to PFD at May 31, 2011.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (within 12 months for purchases made on or after April 1, 2009). Class B shares redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to


38    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/11
the original purchase of those shares. There is no CDSC for Class Y shares. Proceeds from the CDSCs are paid to PFD. For the six months ended May 31, 2011, CDSCs in the amount of $17,256 were paid to PFD.


5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS which may result in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended May 31, 2011, the Fund's expenses were not reduced under such arrangements.


6. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), participates in a $165 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the facility or the limits set for borrowing by the Fund's prospectus and the 1940 Act. Interest on borrowings is payable at the higher of the London Interbank Offered Rate (LIBOR) on the borrowing date plus 1.25% on an annualized basis or the Federal Funds Rate on the borrowing date plus 1.25% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among participating Funds based on an allocation schedule set forth in the credit agreement. For the six months ended May 31, 2011, the Fund had no borrowings under this agreement.


7. Subsequent Events

In preparing these financial statements, PIM has evaluated the impact of all events and transactions for potential recognition or disclosure and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.


    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/11     39

Trustees, Officers and Service Providers

Trustees                                        Officers
John F. Cogan, Jr., Chairman                    John F. Cogan, Jr., President
David R. Bock                                   Daniel K. Kingsbury, Executive
Mary K. Bush                                      Vice President
Benjamin M. Friedman                            Mark E. Bradley, Treasurer
Margaret B.W. Graham                            Christopher J. Kelley, Secretary
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret


Investment Adviser and Administrator
Pioneer Investment Management, Inc.


Investment Subadviser
Oak Ridge Investments, LLC


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Bingham McCutchen LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


40    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/11

                           This page for your notes.
























    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/11     41

                           This page for your notes.
























42    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/11

                           This page for your notes.
























    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/11     43

                           This page for your notes.
























44    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/11

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176


Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                                 1-800-225-4240


Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)


Visit our web site: www.pioneerinvestments.com





This report must be preceded or accompanied by a prospectus.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


Pioneer Select Mid Cap
Growth Fund

--------------------------------------------------------------------------------
Semiannual Report | May 31, 2011
--------------------------------------------------------------------------------


Ticker Symbols:
Class A   PMCTX
Class C   PMTCX
Class Y   PMTYX


[LOGO] PIONEER
       Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents


Letter to Shareowners                          2
Portfolio Management Discussion                4
Portfolio Summary                              8
Prices and Distributions                       9
Performance Update                            10
Comparing Ongoing Fund Expenses               13
Schedule of Investments                       15
Financial Statements                          25
Notes to Financial Statements                 32
Trustees, Officers and Service Providers      39


          Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/11     1

President's Letter

Dear Shareowner,

The U.S. economy is moving forward on a slow path to recovery. We believe the theme for the economy in 2011 may be modest but positive growth. The private sector is showing signs of slow but steady improvement, led by higher capital investment, solid exports, improved consumption, and gradually rising demand for consumer auto loans and commercial loans. At the same time, the risks to a steady recovery remain substantial, including the continued delays in the housing sector's recovery, rising oil prices, and the fiscal drag of U.S. federal and state budget cuts. We are concerned about the long-term risk of inflation in an environment of accommodative Fed policy, continued low nominal and "real" interest rates and rising commodity prices.

The recovery process may occur more slowly than many would like, and will almost certainly be accompanied by short-term market swings. But our investment professionals are finding good opportunities to invest. Through the first quarter of 2011, although bonds remained popular with investors, we believed there was value in the equity market. In both equity and bond markets, we are finding good opportunities to invest using the same disciplined approach we have used at Pioneer since 1928, which is to focus on identifying undervalued individual securities with the greatest potential for success, carefully weighing risk against reward. Our teams of investment professionals continually monitor and analyze the relative valuations of different sectors and securities globally to help build portfolios that we believe can help you achieve your investment goals.

At Pioneer, we have long advocated the benefits of staying diversified and investing for the long term. The strategy has generally performed well for many investors. For instance, bond markets certainly rewarded investors for most of 2010, even though equity valuations seemed quite reasonable and were inexpensive relative to bonds and compared with historic levels -- conditions which represented potentially good value for long-term investors.

Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs. There is no single best strategy that works for every investor.


2     Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/11

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. We greatly appreciate your trust in us and we thank you for investing with Pioneer.


Sincerely,

/s/ Daniel K. Kingsbury


Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.



Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


          Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/11     3

Portfolio Management Discussion | 5/31/11

Over the six months ended May 31, 2011, Pioneer Select Mid Cap Growth Fund delivered solid returns that were in line with industry peers, but below those of the Fund's benchmark, the Russell Midcap Growth Index. Sector exposures accounted for much of the Fund's benchmark-relative underperformance. In the following pages, Ken Winston, vice president and portfolio manager at Pioneer, describes the six-month period ended May 31, 2011, and details some of the factors that affected the Fund's performance. Mr. Winston is responsible for the day-to-day management of the Fund.

Q Could you describe the investment background over the six months ended May 31, 2011?

A Overall, markets performed well during the period, with strongest returns coming during the winter of 2010, only to tail off coming into spring. Unrest in the Middle East and Africa, and the devastating toll of Japan's earthquake and tsunami slowed the progress of equities, while at home, signs of decelerating U.S. economic growth began to appear. Rising inflation posed the threat of higher interest rates in China -- a major consumer of industrial commodities and a large market for U.S. goods -- aimed at cooling that nation's heated economy. In Europe, meanwhile, the threat of Greece's possible default on its sovereign debt further rattled investors.

Q How did the Fund perform against that background over the six months ended May 31, 2011?

A Pioneer Select Mid Cap Growth Fund's Class A shares returned 16.77 % at net asset value for the six months ended May 31, 2011, while the Fund's benchmark, the Russell Midcap Growth Index (the Russell Index), returned 18.31%. Over the same period, the average return of the 418 funds in Lipper's Mid Cap Growth Funds category was 16.71%.

   Contributing to the Fund's underperformance of the benchmark was its underweight stance compared with the Russell Index in such defensive sectors as consumer staples, health care and utilities, which were the period's leading performers. The Fund was also overweight in two laggard sectors, information technology and industrials. The average market capitalization of the companies held in the Fund's portfolio stands well above that of the benchmark and the Lipper peer group, and that was another negative for the Fund's benchmark-relative performance over the period. In general, smaller companies in any given sector were stronger performers than mid-sized issues over the six months ended May 31, 2011. Those conditions do

4     Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/11
   not jibe well with our valuation-sensitive selection process, which favored larger, more established firms during the six-month period.

Q Which sectors or stocks contributed favorably to the Fund's performance over the six months ended May 31, 2011?

A The Fund had very good stock selection in most sectors, including consumer staples and industrials, despite sector weightings that were a detriment to performance. In consumer staples, Green Mountain Coffee's Keurig brewing machines and other brands are leaders in the single-serve coffee market. Each brewing machine sold then leads to a long-term stream of high-margin sales of individual coffee packets. Green Mountain sells its own coffee brand as well as others, with Starbucks and Dunkin Donuts units expected in the fall of 2011. Future machines may add iced tea and soft drinks to the product mix. Sales have been very strong for both brewing machines and coffee. Investors have been drawn to Green Mountain's potential for increasing market penetration and earnings leverage.

   Herbalife, which markets personal care and weight-management products through independent distributors, rose sharply during the six months ended May 31, 2011. More than half of Herbalife's sales occur outside the U.S., and growth is especially strong in South America and China. The addition of nutrition clubs, in which consumers meet and use the company's products daily, has expanded revenues. Management is exceptionally skilled and there are significant barriers to entry facing would-be competitors. In health care, Align Technology, makers of invisible orthodontic braces, reported strong revenue and earnings growth for its Invisalign products. Align has achieved dominance in the orthodontic category in which it competes, as competitive products have failed to capture sales. New markets are opening up outside the United States and the company's leading-edge technology has led to new products for difficult cases.

   Polypore led performance results among the Fund's industrial holdings over the six months ended May 31, 2011. Polypore is a global leader in manufacturing high-tech products for separation and filtration, including microporous membranes for batteries. The company's proprietary technology has brought increased market share for separators that go into lead batteries for automobiles and a range of industrial machines. Further growth potential is seen for lithium batteries that power electric vehicles a well as for MP3 players, smart phones and laptop computers.

Q What were some of the disappointing investments held in the Fund over the six months ended May 31, 2011?

A Unsuccessful stock choices affected the Fund's results among information technology and consumer discretionary issues. The period's worst performer for the Fund was Finisar, makers of fiber optic network components


          Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/11     5
   and subsystems. We expected Finisar to benefit from the growing volumes of Internet traffic. But customers had built up sizeable inventories of the company's products, thus threatening future sales and leading us to eliminate the Fund's position. Akamai, which has long been a productive holding for the Fund, saw its shares decline when growth failed to meet investor expectations. Akamai uses its own servers to route and store Internet traffic for such clients as Google and Yahoo. Also pressuring shares were large existing contracts laden with discounts that have temporarily stifled gross margins. Marvell Technology, which makes semiconductors for hard drives, smart phones and other devices, fell during the six-month period due to growing problems at BlackBerry-maker Research in Motion, which is Marvell's largest customer in the mobile devices segment. Urban Outfitters, a retailer of fashionable women's clothing under its own brand as well as the Anthropologie name, fell amid renewed competition and unforeseen fashion shifts. We sold most of the Fund's position in Urban Outfitters, but retained a small portion in anticipation that the company will get past its fashion issues.

Q  What is your outlook for the upcoming quarters?

A While there are significant concerns about the economic future, we see a number of offsetting factors that may lead to better growth in the latter half of 2011.

   In the United States, leading economic indicators have turned downward. Business hiring is sluggish, and housing activity, which normally fuels economic recovery, remains stagnant. High energy prices are crimping consumer spending power, while various governmental deficit issues cloud the market's future. Greece's woes were unresolved at period end, raising fears of contagion elsewhere in Europe.

   More positively, we believe that any compromise regarding the U.S. budgetary crisis will give a boost to equity markets. Meanwhile, China's tightening cycle is ending, possibly freeing up money to meet pent-up demand for consumer and industrial goods. Corporate cash flows and net profits have been extremely strong, and stocks continue to look attractive on a valuation basis compared to investment alternatives. Cyclical issues led the market early in the recovery, but we believe the next phase may favor companies with above-average growth prospects. We will continue to explore the mid-cap universe in pursuit of companies that match that description.

6     Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/11

Please refer to the Schedule of Investments on pages 15-24 for a full listing of Fund securities.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political or regulatory developments or other risks affecting these industries or sectors. Investing in mid-sized companies may offer the potential for higher returns, but such companies are also subject to greater short-term price fluctuations than larger, more-established companies.

These risks may increase share price volatility.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes.


          Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/11     7

Portfolio Summary | 5/31/11

Portfolio Diversification

--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The following data was represented as a pie chart in the printed material]

U.S. Common Stocks                                              83.1%
Temporary Cash Investments                                      13.7%
Depositary Receipts for International Stocks                     3.2%


Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[The following data was represented as a pie chart in the printed material]

Information Technology                                   25.0%
Health Care                                              19.0%
Industrials                                              18.0%
Consumer Discretionary                                   17.9%
Energy                                                    6.2%
Materials                                                 5.7%
Consumer Staples                                          4.0%
Financials                                                3.4%
Telecommunication                                         0.8%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1.    Cubist Pharmaceuticals, Inc.             1.94%
 2.    SPX Corp.                                1.81
 3.    LKQ Corp.                                1.73
 4.    Herbalife, Ltd.                          1.71
 5.    Align Technologies, Inc.                 1.62
 6.    SS&C Technologies Holdings, Inc.         1.50
 7.    Arrow Electronics, Inc.                  1.44
 8.    Hologic, Inc.                            1.36
 9.    PMC-Sierra, Inc.                         1.34
10.    Hospira, Inc.                            1.30

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


8     Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/11

Prices and Distributions | 5/31/11

Net Asset Value per Share
--------------------------------------------------------------------------------

-------------------------------------------
     Class       5/31/11         11/30/10
-------------------------------------------
       A         $ 19.57         $ 16.76
-------------------------------------------
       C         $ 18.16         $ 15.62
-------------------------------------------
       Y         $ 20.01         $ 17.10
-------------------------------------------


Distributions per Share: 12/1/10-5/31/11
--------------------------------------------------------------------------------

--------------------------------------------------------------
                    Net
                Investment       Short-Term       Long-Term
    Class         Income      Capital Gains     Capital Gains
--------------------------------------------------------------
      A        $   --         $   --            $   --
--------------------------------------------------------------
      C        $   --         $   --            $   --
--------------------------------------------------------------
      Y        $   --         $   --            $   --
--------------------------------------------------------------


The Russell Midcap Growth Index measures the performance of U.S. mid-cap growth stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" and "Value of $5 Million Investment" charts on pages 10-12.


          Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/11     9

Performance Update | 5/31/11                                     Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Select Mid Cap Growth Fund at public offering price, compared to that of the Russell Midcap Growth Index.


Average Annual Total Returns
(As of May 31, 2011)
-----------------------------------------------------------------
                              Net Asset       Public Offering
Period                        Value (NAV)     Price (POP)
-----------------------------------------------------------------
10 Years                       7.54%           6.91%
5 Years                        7.04            5.78
1 Year                        33.13           25.45
-----------------------------------------------------------------


Expense Ratio
(Per prospectus dated April 1, 2011)
-----------------------------------------------------------------
                              Gross           Net
-----------------------------------------------------------------
                               1.21%           1.21%
-----------------------------------------------------------------


[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment

                         Pioneer Select           Russell
                             Mid Cap           Midcap Growth
                           Growth Fund             Index
5/31/2001                    $9,425              $10,000
5/31/2002                    $8,796               $8,285
5/31/2003                    $8,452               $7,801
5/31/2004                   $10,566               $9,916
5/31/2005                   $11,304              $10,965
5/31/2006                   $13,882              $12,677
5/31/2007                   $15,782              $15,383
5/31/2008                   $17,044              $15,261
5/31/2009                   $12,040               $9,809
5/31/2010                   $14,652              $12,765
5/31/2011                   $19,506              $17,400


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through June 1, 2012, for Class A shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Select Mid Cap Growth Fund was established in connection with the reorganization of predecessor fund Regions Morgan Keegan Select Mid Cap Growth Fund into the Fund on May 15, 2009. The performance shown for Class A shares of the Fund for periods prior to May 15, 2009 is the performance of Regions Morgan Keegan Select Mid Cap Growth Fund's Class A shares, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). This adjustment has the effect of reducing the previously reported performance of Regions Morgan Keegan Select Mid Cap Growth Fund.


10     Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/11

Performance Update | 5/31/11                                     Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Select Mid Cap Growth Fund, compared to that of the Russell Midcap Growth Index.


Average Annual Total Returns
(As of May 31, 2011)
-----------------------------------------------------------------
                              If              If
Period                        Held            Redeemed
-----------------------------------------------------------------
Life-of-Class
(1/7/2002)                     7.68%           7.68%
5 Years                        6.28            6.28
1 Year                        31.88           31.88
-----------------------------------------------------------------


Expense Ratio
(Per prospectus dated April 1, 2011)
-----------------------------------------------------------------
                              Gross           Net
-----------------------------------------------------------------
                               2.25%           2.15%
-----------------------------------------------------------------


[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment

                         Pioneer Select           Russell
                             Mid Cap           Midcap Growth
                           Growth Fund             Index
5/31/2002                  $10,068                $9,329
5/31/2003                   $9,613                $8,784
5/31/2004                  $11,926               $11,166
5/31/2005                  $12,688               $12,346
5/31/2006                  $15,536               $14,274
5/31/2007                  $17,620               $17,321
5/31/2008                  $18,876               $17,184
5/31/2009                  $13,238               $11,045
5/31/2010                  $15,976               $14,374
5/31/2011                  $21,070               $19,593


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2012, for Class C shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Select Mid Cap Growth Fund was established in connection with the reorganization of predecessor fund Regions Morgan Keegan Select Mid Cap Growth Fund into the Fund on May 15, 2009. The performance shown for Class C shares of the Fund for periods prior to May 15, 2009 is the performance of Regions Morgan Keegan Select Mid Cap Growth Fund's Class C shares, which has been restated to reflect differences in any applicable sales charges (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Regions Morgan Keegan Select Mid Cap Growth Fund.


         Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/11     11

Performance Update | 5/31/11                                     Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Pioneer Select Mid Cap Growth Fund, compared to that of the Russell Midcap Growth Index.


Average Annual Total Returns
(As of May 31, 2011)
-----------------------------------------------------------------
                              If              If
 Period                       Held            Redeemed
-----------------------------------------------------------------
Life-of-Class
(6/23/2004)                    9.40%           9.40%
5 Years                        7.38            7.38
1 Year                        33.76           33.76
-----------------------------------------------------------------


Expense Ratio
(Per prospectus dated April 1, 2011)
-----------------------------------------------------------------
                              Gross           Net
-----------------------------------------------------------------
                               0.74%           0.74%
-----------------------------------------------------------------


[The following data was represented as a mountain chart in the printed material]

Value of $5 Million Investment

                         Pioneer Select           Russell
                             Mid Cap           Midcap Growth
                           Growth Fund             Index
6/30/2004                  $5,000,000            $5,000,000
5/31/2005                  $5,286,799            $5,442,008
5/31/2006                  $6,503,266            $6,291,742
5/31/2007                  $7,399,247            $7,634,613
5/31/2008                  $8,017,136            $7,574,263
5/31/2009                  $5,674,163            $4,868,386
5/31/2010                  $6,940,759            $6,335,550
5/31/2011                  $9,283,729            $8,636,132


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through June 1, 2012, for Class Y shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Select Mid Cap Growth Fund was established in connection with the reorganization of predecessor fund Regions Morgan Keegan Select Mid Cap Growth Fund into the Fund on May 15, 2009. The performance shown for Class Y shares of the Fund for periods prior to May 15, 2009 is the performance of Regions Morgan Keegan Select Mid Cap Growth Fund's Class I shares, which has not been restated to reflect any differences in expenses.


12     Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/11

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.


Expenses Paid on a $1,000 Investment in Pioneer Select Mid Cap Growth Fund

Based on actual returns from December 1, 2010 through May 31, 2011.


--------------------------------------------------------------------------------
Share Class                               A              C                Y
--------------------------------------------------------------------------------
Beginning Account                    $ 1,000.00     $ 1,000.00       $ 1,000.00
Value on 12/1/10
--------------------------------------------------------------------------------
Ending Account                       $ 1,167.70     $ 1,162.60       $ 1,170.20
Value (after expenses) on 5/31/11
--------------------------------------------------------------------------------
Expenses Paid                        $     6.11     $    10.78       $     3.79
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.13%, 2.00% and 0.70% for Class A, Class C, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).


         Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/11     13

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


Expenses Paid on a $1,000 Investment in Pioneer Select Mid Cap Growth Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from December 1, 2010 through May 31, 2011.


--------------------------------------------------------------------------------
Share Class                               A              C                Y
--------------------------------------------------------------------------------
Beginning Account                    $ 1,000.00     $ 1,000.00       $ 1,000.00
Value on 12/1/10
--------------------------------------------------------------------------------
Ending Account                       $ 1,019.30     $ 1,014.96       $ 1,021.44
Value (after expenses) on 5/31/11
--------------------------------------------------------------------------------
Expenses Paid                        $     5.69     $    10.05       $     3.53
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.13%, 2.00% and 0.70% for Class A, Class C, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).


14     Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/11

Schedule of Investments | 5/31/11 (unaudited)


---------------------------------------------------------------------------
 Shares                                                          Value
---------------------------------------------------------------------------
               COMMON STOCKS -- 98.2%
               ENERGY -- 6.1%
               Oil & Gas Drilling -- 1.7%
    47,000     Ensco Plc (A.D.R.) (b)                          $  2,506,040
   117,000     Nabors Industries, Inc.*                           3,263,130
    80,000     Pride International, Inc.*                         3,256,000
                                                               ------------
                                                               $  9,025,170
---------------------------------------------------------------------------
               Oil & Gas Equipment & Services -- 1.5%
    75,000     Cameron International Corp.*                    $  3,574,500
    40,000     Dresser-Rand Group, Inc.*                          2,103,200
    35,000     Oil States International, Inc.*                    2,766,750
                                                               ------------
                                                               $  8,444,450
---------------------------------------------------------------------------
               Oil & Gas Exploration & Production -- 2.9%
   105,800     EQT Corp. (b)                                   $  5,732,244
   100,000     Petrohawk Energy Corp.*                            2,647,000
    90,100     Southwestern Energy Co.*                           3,943,677
    54,200     Whiting Petroleum Corp.*                           3,636,820
                                                               ------------
                                                               $ 15,959,741
                                                               ------------
               Total Energy                                    $ 33,429,361
---------------------------------------------------------------------------
               MATERIALS -- 5.6%
               Commodity Chemicals -- 0.5%
    52,700     Celanese Corp.                                  $  2,745,143
---------------------------------------------------------------------------
               Diversified Chemical -- 1.7%
    90,000     Cabot Corp.                                     $  3,800,700
   213,000     Solutia, Inc.*                                     5,318,610
                                                               ------------
                                                               $  9,119,310
---------------------------------------------------------------------------
               Fertilizers & Agricultural Chemicals -- 1.1%
    40,500     CF Industries Holdings, Inc.                    $  6,228,090
---------------------------------------------------------------------------
               Paper Packaging -- 0.9%
   163,900     Packaging Corp. of America                      $  4,769,490
---------------------------------------------------------------------------
               Specialty Chemicals -- 0.8%
    84,000     Ecolab, Inc.                                    $  4,609,920
---------------------------------------------------------------------------
               Steel -- 0.6%
    36,500     Cliffs Natural Resources, Inc.                  $  3,310,550
                                                               ------------
               Total Materials                                 $ 30,782,503
---------------------------------------------------------------------------
               CAPITAL GOODS -- 11.5%
               Aerospace & Defense -- 3.8%
   184,500     BE Aerospace, Inc.*                             $  6,903,990
   142,300     DigitalGlobe, Inc.*                                3,503,426
   174,700     Hexcel Corp.*                                      3,611,049
   289,800     Textron, Inc. (b)                                  6,630,624
                                                               ------------
                                                               $ 20,649,089
---------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

         Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/11     15

-----------------------------------------------------------------------------------
 Shares                                                                  Value
-----------------------------------------------------------------------------------
               Construction & Engineering -- 0.9%
   127,400     KBR, Inc.                                               $  4,754,568
-----------------------------------------------------------------------------------
               Construction & Farm Machinery & Heavy Trucks -- 1.0%
    52,600     Cummins, Inc.                                           $  5,535,624
-----------------------------------------------------------------------------------
               Electrical Components & Equipment -- 1.6%
    87,600     Cooper Industries Plc                                   $  5,505,660
    49,000     Polypore International, Inc.*(b)                           3,211,950
                                                                       ------------
                                                                       $  8,717,610
-----------------------------------------------------------------------------------
               Industrial Machinery -- 4.2%
    70,000     Crane Co.                                               $  3,443,300
    69,500     Dover Corp.                                                4,672,485
   110,000     Ingersoll-Rand Plc                                         5,489,000
   117,073     SPX Corp.                                                  9,706,522
                                                                       ------------
                                                                       $ 23,311,307
                                                                       ------------
               Total Capital Goods                                     $ 62,968,198
-----------------------------------------------------------------------------------
               COMMERCIAL SERVICES & SUPPLIES -- 3.2%
               Research & Consulting Services -- 3.2%
    98,960     CoStar Group, Inc.*(b)                                  $  6,244,376
    67,900     IHS, Inc.*                                                 5,956,188
   176,000     Nielsen Holdings BV*                                       5,542,240
                                                                       ------------
                                                                       $ 17,742,804
                                                                       ------------
               Total Commercial Services & Supplies                    $ 17,742,804
-----------------------------------------------------------------------------------
               TRANSPORTATION -- 2.9%
               Airlines -- 1.3%
    55,000     Copa Holdings SA                                        $  3,436,950
   159,000     United Continental Holdings, Inc.*(b)                      3,839,850
                                                                       ------------
                                                                       $  7,276,800
-----------------------------------------------------------------------------------
               Railroads -- 1.0%
    93,500     Kansas City Southern Industries, Inc.*                  $  5,506,215
-----------------------------------------------------------------------------------
               Trucking -- 0.6%
   240,000     Swift Transportation Co.*                               $  3,252,000
                                                                       ------------
               Total Transportation                                    $ 16,035,015
-----------------------------------------------------------------------------------
               AUTOMOBILES & COMPONENTS -- 3.1%
               Auto Parts & Equipment -- 2.2%
   142,600     Gentex Corp. (b)                                        $  4,185,310
    96,000     Lear Corp.                                                 4,878,720
    67,400     Tenneco, Inc.*                                             2,813,950
                                                                       ------------
                                                                       $ 11,877,980
-----------------------------------------------------------------------------------
               Motorcycle Manufacturers -- 0.9%
   132,000     Harley-Davidson, Inc.                                   $  4,905,120
                                                                       ------------
               Total Automobiles & Components                          $ 16,783,100
-----------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

16     Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/11

------------------------------------------------------------------------
 Shares                                                       Value
------------------------------------------------------------------------
               CONSUMER DURABLES & APPAREL -- 0.9%
               Housewares & Specialties -- 0.9%
    72,000     Tupperware Brands Corp.                      $  4,713,120
                                                            ------------
               Total Consumer Durables & Apparel            $  4,713,120
------------------------------------------------------------------------
               CONSUMER SERVICES -- 4.9%
               Education Services -- 0.4%
    42,100     DeVry, Inc.                                  $  2,267,085
------------------------------------------------------------------------
               Hotels, Resorts & Cruise Lines -- 2.7%
   100,000     7 Days Group Holding (A.D.R.)*               $  1,991,000
    86,000     Royal Caribbean Cruises, Ltd.*(b)               3,354,000
   154,800     Wyndham Worldwide Corp.                         5,388,588
    26,000     Wynn Resorts, Ltd. (b)                          3,809,520
                                                            ------------
                                                            $ 14,543,108
------------------------------------------------------------------------
               Restaurants -- 1.8%
    18,000     Chipotle Mexican Grill, Inc.*(b)             $  5,203,260
    87,000     Yum! Brands, Inc.                               4,812,840
                                                            ------------
                                                            $ 10,016,100
                                                            ------------
               Total Consumer Services                      $ 26,826,293
------------------------------------------------------------------------
               MEDIA -- 0.8%
               Movies & Entertainment -- 0.8%
   120,000     Imax Corp.*(b)                               $  4,465,200
                                                            ------------
               Total Media                                  $  4,465,200
------------------------------------------------------------------------
               RETAILING -- 7.9%
               Apparel Retail -- 2.6%
   140,400     Guess?, Inc.                                 $  6,419,088
    70,700     Ross Stores, Inc.                               5,794,572
    65,800     Urban Outfitters, Inc.*                         2,004,268
                                                            ------------
                                                            $ 14,217,928
------------------------------------------------------------------------
               Distributors -- 1.7%
   350,000     LKQ Corp.*                                   $  9,306,500
------------------------------------------------------------------------
               General Merchandise Stores -- 1.4%
    80,000     Dollar Tree Stores, Inc.*                    $  5,099,200
    44,800     Family Dollar Stores, Inc.                      2,497,152
                                                            ------------
                                                            $  7,596,352
------------------------------------------------------------------------
               Internet Retail -- 1.0%
    10,900     Priceline.com, Inc.*                         $  5,615,571
------------------------------------------------------------------------
               Specialty Stores -- 1.2%
   102,000     Tractor Supply Co.                           $  6,442,320
                                                            ------------
               Total Retailing                              $ 43,178,671
------------------------------------------------------------------------
               FOOD, BEVERAGE & TOBACCO -- 2.3%
               Packaged Foods & Meats -- 1.0%
    67,000     Green Mountain Coffee Roasters, Inc.*(b)     $  5,518,790
------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

         Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/11     17

------------------------------------------------------------------------------
 Shares                                                             Value
------------------------------------------------------------------------------
               Soft Drinks -- 1.3%
   111,700     Fomento Economico Mexicano SA de C.V. (A.D.R.)     $  6,917,581
                                                                  ------------
               Total Food, Beverage & Tobacco                     $ 12,436,371
------------------------------------------------------------------------------
               HOUSEHOLD & PERSONAL PRODUCTS -- 1.7%
               Personal Products -- 1.7%
   163,000     Herbalife, Ltd. (b)                                $  9,173,640
                                                                  ------------
               Total Household & Personal Products                $  9,173,640
------------------------------------------------------------------------------
               HEALTH CARE EQUIPMENT & SERVICES -- 9.3%
               Health Care Distributors -- 0.9%
   113,300     Cardinal Health, Inc.                              $  5,146,086
------------------------------------------------------------------------------
               Health Care Equipment -- 2.9%
   178,000     DexCom, Inc.*                                      $  2,807,060
    31,850     HeartWare International, Inc.*(b)                     2,320,273
   339,600     Hologic, Inc.*                                        7,301,400
     9,700     Surgical Intuitive, Inc.*                             3,385,300
                                                                  ------------
                                                                  $ 15,814,033
------------------------------------------------------------------------------
               Health Care Facilities -- 0.7%
    74,000     Universal Health Services, Inc. (Class B)          $  4,032,260
------------------------------------------------------------------------------
               Health Care Services -- 1.2%
    40,000     DaVita, Inc.*                                      $  3,362,000
    41,000     Mednax, Inc.*                                         3,081,150
                                                                  ------------
                                                                  $  6,443,150
------------------------------------------------------------------------------
               Health Care Supplies -- 2.5%
   123,300     Alere, Inc.*(b)                                    $  4,932,000
   356,000     Align Technology, Inc.*(b)                            8,722,000
                                                                  ------------
                                                                  $ 13,654,000
------------------------------------------------------------------------------
               Health Care Technology -- 0.5%
    60,000     WebMD Health Corp.*                                $  2,860,800
------------------------------------------------------------------------------
               Managed Health Care -- 0.6%
    70,000     Healthspring, Inc.*                                $  3,069,500
                                                                  ------------
               Total Health Care Equipment & Services             $ 51,019,829
------------------------------------------------------------------------------
               PHARMACEUTICALS & BIOTECHNOLOGY -- 9.3%
               Biotechnology -- 3.7%
   225,000     Amarin Corp. Plc (A.D.R.)*                         $  4,290,750
   270,000     Cubist Pharmaceuticals, Inc.*(b)                     10,403,100
    23,000     Regeneron Pharmaceuticals, Inc.*(b)                   1,380,460
    76,000     Vertex Pharmaceuticals, Inc.*                         4,103,240
                                                                  ------------
                                                                  $ 20,177,550
------------------------------------------------------------------------------
               Life Sciences Tools & Services -- 2.1%
    84,000     Agilent Technologies, Inc.*                        $  4,189,080
    68,000     Life Technologies Corp.*                              3,533,960

The accompanying notes are an integral part of these financial statements.

18     Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/11

----------------------------------------------------------------------------
 Shares                                                           Value
----------------------------------------------------------------------------
               Life Sciences Tools & Services -- (continued)
    40,200     Waters Corp.*                                    $  3,962,112
                                                                ------------
                                                                $ 11,685,152
----------------------------------------------------------------------------
               Pharmaceuticals -- 3.5%
    38,600     Allergan, Inc.                                   $  3,193,378
   216,500     Cardiome Pharma Corp.*(b)                           1,125,800
   125,900     Hospira, Inc.*                                      6,961,011
   181,000     Mylan, Inc.*                                        4,261,645
    85,000     Salix Pharmaceuticals, Ltd.*                        3,402,550
                                                                ------------
                                                                $ 18,944,384
                                                                ------------
               Total Pharmaceuticals & Biotechnology            $ 50,807,086
----------------------------------------------------------------------------
               DIVERSIFIED FINANCIALS -- 0.7%
               Asset Management & Custody Banks -- 0.7%
   153,300     Invesco, Ltd.                                    $  3,781,911
                                                                ------------
               Total Diversified Financials                     $  3,781,911
   -------     -------------------------------------------------------------
               INSURANCE -- 1.9%
               Life & Health Insurance -- 1.0%
    88,350     Lincoln National Corp.                           $  2,593,073
   105,000     Unum Group                                          2,762,550
                                                                ------------
                                                                $  5,355,623
----------------------------------------------------------------------------
               Property & Casualty Insurance -- 0.9%
   145,576     Axis Capital Holdings, Ltd.                      $  4,795,273
                                                                ------------
               Total Insurance                                  $ 10,150,896
----------------------------------------------------------------------------
               REAL ESTATE -- 0.8%
               Real Estate Services -- 0.8%
    43,800     Jones Lang LaSalle, Inc.                         $  4,255,170
                                                                ------------
               Total Real Estate                                $  4,255,170
----------------------------------------------------------------------------
               SOFTWARE & SERVICES -- 13.8%
               Application Software -- 7.5%
    68,800     Ansys, Inc.*                                     $  3,947,056
    75,000     Autodesk, Inc.*                                     3,223,500
    47,000     Blackboard, Inc.*(b)                                2,025,230
    38,700     Citrix Systems, Inc.*                               3,390,894
   265,000     Compuware Corp.*                                    2,700,350
    87,400     Informatica Corp.*                                  5,126,884
    96,700     Intuit, Inc.*                                       5,218,899
   143,000     Netscout Systems, Inc.*                             3,317,600
   411,713     SS&C Technologies Holdings, Inc.*                   8,048,989
   137,400     TIBCO Software, Inc.*                               3,859,566
                                                                ------------
                                                                $ 40,858,968
----------------------------------------------------------------------------
               Data Processing & Outsourced Services -- 1.2%
    31,300     Alliance Data Systems Corp.*(b)                  $  2,940,009

The accompanying notes are an integral part of these financial statements.

         Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/11     19

-----------------------------------------------------------------------------------
 Shares                                                                  Value
-----------------------------------------------------------------------------------
               Data Processing & Outsourced Services -- (continued)
    13,100     MasterCard, Inc.                                        $  3,760,355
                                                                       ------------
                                                                       $  6,700,364
-----------------------------------------------------------------------------------
               Internet Software & Services -- 2.1%
    81,900     Akamai Technologies, Inc.*                              $  2,779,277
     9,500     Google, Inc.*                                              5,025,690
    79,801     VistaPrint NV*(b)                                          3,924,613
                                                                       ------------
                                                                       $ 11,729,580
-----------------------------------------------------------------------------------
               IT Consulting & Other Services -- 1.5%
    56,800     Cognizant Tech Solutions Corp.*                         $  4,319,072
    70,000     Teradata Corp.*                                            3,905,300
                                                                       ------------
                                                                       $  8,224,372
-----------------------------------------------------------------------------------
               Systems Software -- 1.5%
    90,000     Red Hat, Inc.*                                          $  3,924,000
    69,100     Rovi Corp.*(b)                                             4,005,036
                                                                       ------------
                                                                       $  7,929,036
                                                                       ------------
               Total Software & Services                               $ 75,442,320
-----------------------------------------------------------------------------------
               TECHNOLOGY HARDWARE & EQUIPMENT -- 5.9%
               Computer Hardware -- 1.1%
    17,900     Apple, Inc.*                                            $  6,226,157
-----------------------------------------------------------------------------------
               Computer Storage & Peripherals -- 2.9%
   223,000     EMC Corp.*                                              $  6,348,810
   107,200     NETAPP, Inc.*(b)                                           5,871,344
   420,000     OCZ Technology Group, Inc.*(b)                             3,519,600
                                                                       ------------
                                                                       $ 15,739,754
-----------------------------------------------------------------------------------
               Technology Distributors -- 1.9%
   172,800     Arrow Electronics, Inc.*                                $  7,712,064
   130,000     Ingram Micro, Inc.*                                        2,471,300
                                                                       ------------
                                                                       $ 10,183,364
                                                                       ------------
               Total Technology Hardware & Equipment                   $ 32,149,275
-----------------------------------------------------------------------------------
               SEMICONDUCTORS -- 4.8%
               Semiconductor Equipment -- 0.7%
   105,000     ASM Lithography Holdings NV (A.D.R.)                    $  4,096,050
-----------------------------------------------------------------------------------
               Semiconductors -- 4.1%
    90,000     Altera Corp.                                            $  4,328,100
   398,400     Entropic Communications, Inc.*(b)                          3,545,760
   250,000     Integrated Device Tech, Inc.*                              2,097,500
   139,000     Netlogic Microsystems, Inc.*(b)                            5,326,480
   915,000     PMC - Sierra, Inc.*                                        7,173,600
                                                                       ------------
                                                                       $ 22,471,440
                                                                       ------------
               Total Semiconductors                                    $ 26,567,490
-----------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

20     Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/11

----------------------------------------------------------------------------------------
 Shares                                                                      Value
----------------------------------------------------------------------------------------
                TELECOMMUNICATION SERVICES -- 0.8%
                Alternative Carriers -- 0.8%
  265,000       Neutral Tandem, Inc.*(b)                                    $  4,497,050
                                                                            ------------
                Total Telecommunication Services                            $  4,497,050
----------------------------------------------------------------------------------------
                TOTAL COMMON STOCKS
                (Cost $402,095,290)                                         $537,205,303
----------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------
Principal
Amount ($)
----------------------------------------------------------------------------------------
                TEMPORARY CASH INVESTMENTS -- 15.6%
                Repurchase Agreement -- 1.5%
  8,000,000     BNP Paribas Securities, Inc., 0.13%, dated 5/27/11,
                repurchase price of $36,320,000 plus accrued interest on
                6/1/11 collateralized by the following:
                  $4,875,442 Federal National Mortgage Association,
                    3.5 - 8.0%, 4/1/18 - 5/1/41
                  $3,284,558 Freddie Mac Giant,
                    4.0 - 7.0%, 11/1/17 - 5/1/41                            $  8,000,000
----------------------------------------------------------------------------------------
                Securities Lending Collateral -- 14.1% (c)
                Certificates of Deposit:
  1,757,162     Bank of Nova Scotia, 0.30%, 6/11/12                         $  1,757,162
    439,291     Bank of Nova Scotia, 0.28%, 9/29/12                              439,291
  1,021,351     BBVA Group NY, 0.47%, 8/10/11                                  1,021,351
  1,537,517     BBVA Group NY, 1.19%, 7/26/11                                  1,537,517
  1,757,162     BNP Paribas Bank NY, 0.13%, 6/15/11                            1,757,162
    307,503     BNP Paribas Bank NY, 0.27%, 8/5/11                               307,503
  2,196,453     Canadian Imperial Bank of Commerce NY, 0.23%, 10/3/11          2,196,453
  1,757,162     DnB NOR Bank ASA NY, 0.18%, 8/10/11                            1,757,162
  2,196,453     DnB NOR Bank ASA NY, 0.24%, 6/7/11                             2,196,453
  1,098,194     National Australia Bank NY, 0.29%, 10/19/11                    1,098,194
  2,416,530     RaboBank Netherland NV NY, 0.31%, 4/2/12                       2,416,530
  1,317,872     Royal Bank of Canada NY, 0.35%, 12/2/11                        1,317,872
  2,196,455     Skandinav Enskilda Bank NY, 0.38%, 6/7/11                      2,196,455
    878,581     SOCGEN NY, 0.28%, 7/11/11                                        878,581
    439,291     SOCGEN NY, 0.26%, 7/14/11                                        439,291
    878,581     SOCGEN NY, 0.37%, 6/10/11                                        878,581
  1,537,517     Svenska NY, 0.20%, 7/19/11                                     1,537,517
  2,196,453     Westpac Banking Corp. NY, 0.35%, 12/6/11                       2,196,453
                                                                            ------------
                                                                            $ 25,929,528
----------------------------------------------------------------------------------------
                Commercial Paper:
    878,581     American Honda Finance, 0.34%, 1/11/12                      $    878,581
    878,941     American Honda Finance, 1.06%, 6/20/11                           878,941
    804,779     Australia & New Zealand Banking Group, 0.87%, 8/4/11             804,779
  1,098,209     BBVLON, 0.29%, 6/3/11                                          1,098,209
  2,196,102     BCSFUN, 0.25%, 6/24/11                                         2,196,102
    329,351     BCSFUN, 0.22%, 7/29/11                                           329,351

The accompanying notes are an integral part of these financial statements.

         Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/11     21

----------------------------------------------------------------------------------------
Principal
Amount ($)                                                                    Value
----------------------------------------------------------------------------------------
                   Commercial Paper -- (continued)
    2,195,704      CBAPP, 0.20%, 8/3/11                                     $  2,195,704
    2,230,403      Caterpillar Financial Services Corp., 1.06%, 6/24/11        2,230,403
    2,196,453      Federal Home Loan Bank, 0.28%, 6/1/11                       2,196,453
      219,643      General Electric Capital Corp., 0.39%, 6/6/11                 219,643
      241,834      General Electric Capital Corp., 0.44%, 11/21/11               241,834
    1,756,590      HSBC, 0.17%, 8/9/11                                         1,756,590
      329,553      JPMorgan Chase & Co., 1.06%, 6/13/11                          329,553
    1,976,808      JPMorgan Chase & Co., 0.30%, 5/18/12                        1,976,808
    1,098,227      NABPP, 0.25%, 6/1/11                                        1,098,227
    1,756,543      NORDNA, 0.27%, 7/18/11                                      1,756,543
    1,756,674      PARFIN, 0.25%, 7/11/11                                      1,756,674
    1,098,227      Royal Bank of Canada NY, 0.30%, 6/1/12                      1,098,227
    1,097,751      SANCPU, 0.39%, 7/11/11                                      1,097,751
    1,317,444      SANCPU, 0.73%, 6/17/11                                      1,317,444
    1,098,227      SANCPU, 0.68%, 6/1/11                                       1,098,227
    1,536,197      SEB, 0.30%, 9/12/11                                         1,536,197
    1,098,221      SOCNAM, 0.17%, 6/2/11                                       1,098,221
    2,196,453      Toyota Motor Credit Corp., 0.35%, 9/8/11                    2,196,453
      659,506      Wachovia, 0.46%, 3/1/12                                       659,506
      878,851      Wachovia, 0.41%, 10/15/11                                     878,851
      439,567      Wells Fargo & Co., 0.36%, 1/24/12                             439,567
                                                                            ------------
                                                                            $ 33,364,839
----------------------------------------------------------------------------------------
                   Tri-party Repurchase Agreements:
    4,137,371      Barclays Capital Plc, 0.11%, 6/1/11                      $  4,137,371
    2,196,453      HSBC Bank USA NA, 0.11%, 6/1/11                             2,196,453
    4,392,906      RBS Securities, Inc., 0.11%, 6/1/11                         4,392,906
                                                                            ------------
                                                                            $ 10,726,730
----------------------------------------------------------------------------------------
 Shares
----------------------------------------------------------------------------------------
                   Money Market Mutual Funds:
    3,514,325      Dreyfus Preferred Money Market Fund                      $  3,514,325
    3,514,325      Fidelity Prime Money Market Fund                            3,514,325
                                                                            ------------
                                                                            $  7,028,650
----------------------------------------------------------------------------------------
                   Total Securities Lending Collateral                      $ 77,049,747
----------------------------------------------------------------------------------------
                   TOTAL TEMPORARY CASH INVESTMENTS
                   (Cost $85,049,747)                                       $ 85,049,747
----------------------------------------------------------------------------------------
                   TOTAL INVESTMENT IN SECURITIES -- 113.8%
                   (Cost $487,145,037) (a)                                  $622,255,050
----------------------------------------------------------------------------------------
                   OTHER ASSETS AND LIABILITIES -- (13.8)%                  $(75,454,221)
----------------------------------------------------------------------------------------
                   TOTAL NET ASSETS -- 100.0%                               $546,800,829
========================================================================================


(A.D.R.) American Depositary Receipt

*        Non-income producing security.

The accompanying notes are an integral part of these financial statements.

22     Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/11

(a) At May 31, 2011, the net unrealized gain on investments based on cost for federal income tax purposes of $490,583,344 was as follows:

       Aggregate gross unrealized gain for all investments in which there is an
         excess of value over tax cost                                              $138,773,145
       Aggregate gross unrealized loss for all investments in which there is an
         excess of tax cost over value                                                (7,101,439)
                                                                                    ------------
       Net unrealized gain                                                          $131,671,706
                                                                                    ============


(b)      At May 31, 2011, the following securities were out on loan:


----------------------------------------------------------------------
    Shares         Security                                  Value
----------------------------------------------------------------------
     122,000     Alere, Inc.*                              $ 4,880,000
      28,600     Align Technology, Inc.*                       700,700
      30,958     Alliance Data Systems Corp.*                2,907,885
      46,200     Blackboard, Inc.*                           1,990,758
     114,400     Cardiome Pharma Corp.*                        594,880
      13,800     Chipotle Mexican Grill, Inc.*               3,989,166
      78,170     CoStar Group, Inc.*                         4,932,527
      26,900     Cubist Pharmaceuticals, Inc.*               1,036,457
      30,000     Ensco Plc (A.D.R.)                          1,599,600
     394,416     Entropic Communications, Inc.*              3,510,302
       1,000     EQT Corp.                                      54,180
      54,900     Gentex Corp.                                1,611,315
      54,130     Green Mountain Coffee Roasters, Inc.*       4,458,688
      29,272     HeartWare International, Inc.*              2,132,465
      70,000     Herbalife, Ltd.                             3,939,600
      92,600     Imax Corp.*                                 3,445,646
       6,800     NETAPP, Inc.*                                 372,436
     112,200     Netlogic Microsystems, Inc.*                4,299,504
     173,200     Neutral Tandem, Inc.*                       2,939,204
     415,800     OCZ Technology Group, Inc.*                 3,484,404
      48,500     Polypore International, Inc.*               3,179,175
       8,600     Regeneron Pharmaceuticals, Inc.*              516,172
      59,900     Rovi Corp.*                                 3,471,804
      77,800     Royal Caribbean Cruises, Ltd.*              3,034,200
     244,300     Textron, Inc.                               5,589,584
     157,345     United Continental Holdings, Inc.*          3,799,882
      38,800     VistaPrint NV*                              1,908,184
      10,000     Wynn Resorts, Ltd.                          1,465,200
----------------------------------------------------------------------
                 Total                                     $75,843,918
======================================================================

(c)      Securities lending collateral is managed by Credit Suisse AG, New York
         Branch.

Purchases and sales of securities (excluding temporary cash investments) for the six months ended May 31, 2011 aggregated $207,582,843 and $263,625,054, respectively.


The accompanying notes are an integral part of these financial statements.
         Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/11     23

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.


  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)


The following is a summary of the inputs used as of May 31, 2011, in valuing the Fund's assets:

-------------------------------------------------------------------------------------------
                                 Level 1           Level 2         Level 3      Total
-------------------------------------------------------------------------------------------
 Common Stocks                  $537,205,303      $        --     $     --     $537,205,303
 Temporary Cash Investments               --       78,021,097           --       78,021,097
 Money Market Mutual Funds         7,028,650               --           --        7,028,650
-------------------------------------------------------------------------------------------
 Total                          $544,233,953      $78,021,097     $     --     $622,255,050
===========================================================================================


The accompanying notes are an integral part of these financial statements.

24     Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/11

Statement of Assets and Liabilities | 5/31/11 (unaudited)


ASSETS:
  Investment in securities (including securities loaned of
   $75,843,918) (cost $487,145,037)                           $622,255,050
  Cash                                                           2,330,488
  Receivables --
   Investment securities sold                                    1,899,927
   Fund shares sold                                                163,001
   Dividends and interest                                          331,578
  Other                                                             41,464
---------------------------------------------------------------------------
     Total assets                                             $627,021,508
---------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Investment securities purchased                            $  2,072,200
   Fund shares repurchased                                         882,643
   Upon return of securities loaned                             77,049,747
  Due to affiliates                                                155,427
  Accrued expenses                                                  60,662
---------------------------------------------------------------------------
     Total liabilities                                        $ 80,220,679
---------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                             $450,852,659
  Accumulated net investment loss                                 (921,907)
  Accumulated net realized loss on investments                 (38,239,936)
  Net unrealized gain on investments                           135,110,013
---------------------------------------------------------------------------
     Total net assets                                         $546,800,829
===========================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $425,751,292/21,751,189 shares)           $      19.57
  Class C (based on $15,806,538/870,384 shares)               $      18.16
  Class Y (based on $105,242,999/5,259,592 shares)            $      20.01
MAXIMUM OFFERING PRICE:
  Class A ($19.57 [divided by] 94.25%)                        $      20.76
===========================================================================


The accompanying notes are an integral part of these financial statements.

         Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/11     25

Statement of Operations (unaudited)

For the Six Months Ended 5/31/11


INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $5,445)      $ 1,922,676
  Interest                                                       1,224
  Income from securities loaned, net                            80,143
---------------------------------------------------------------------------------------
     Total investment income                                                $ 2,004,043
---------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                          $ 1,703,597
  Transfer agent fees and expenses
   Class A                                                     270,990
   Class C                                                      18,251
   Class Y                                                       2,987
  Distribution fees
   Class A                                                     524,911
   Class C                                                      74,889
  Shareholder communication expense                            141,783
  Administrative reimbursements                                 82,383
  Custodian fees                                                12,693
  Registration fees                                             25,536
  Professional fees                                             33,289
  Printing expense                                              16,920
  Fees and expenses of nonaffiliated trustees                    7,229
  Miscellaneous                                                 10,492
---------------------------------------------------------------------------------------
     Total expenses                                                         $ 2,925,950
---------------------------------------------------------------------------------------
       Net investment loss                                                  $  (921,907)
---------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on:
   Investments                                             $55,967,678
   Class action                                                470,560      $56,438,238
---------------------------------------------------------------------------------------
  Change in net unrealized gain on investments                              $28,522,971
---------------------------------------------------------------------------------------
  Net gain on investments                                                   $84,961,209
---------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                      $84,039,302
=======================================================================================


The accompanying notes are an integral part of these financial statements.

26     Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/11

Statements of Changes in Net Assets

For the Six Months Ended 5/31/11 and the Year Ended 11/30/10, respectively


--------------------------------------------------------------------------------------------------
                                                                  Six Months Ended
                                                                  5/31/11            Year Ended
                                                                  (unaudited)        11/30/10
--------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment loss                                               $    (921,907)     $ (2,281,016)
Net realized gain on investments and class action                    56,438,238        47,462,869
Change in net unrealized gain on investments                         28,522,971        34,112,428
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations              $  84,039,302      $ 79,294,281
--------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                  $  26,682,587      $ 50,762,934
Shares issued in reorganization                                              --       311,493,352
Cost of shares repurchased                                          (72,393,171)      (92,752,128)
--------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from Fund
     share transactions                                           $ (45,710,584)     $269,504,158
--------------------------------------------------------------------------------------------------
   Net increase in net assets                                     $  38,328,718      $348,798,439
NET ASSETS:
Beginning of period                                                 508,472,111       159,673,672
--------------------------------------------------------------------------------------------------
End of period                                                     $ 546,800,829      $508,472,111
--------------------------------------------------------------------------------------------------
Accumulated net investment loss                                   $    (921,907)     $         --
--------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

         Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/11     27

--------------------------------------------------------------------------------------------------
                                       '11 Shares      '11 Amount     '10 Shares      '10 Amount
                                      (unaudited)     (unaudited)
--------------------------------------------------------------------------------------------------
Class A
Shares sold                             1,118,714     $ 20,841,137      2,519,532     $ 39,050,247
Shares issued in reorganization                --               --     19,606,391      281,743,851
Less shares repurchased                (2,459,703)     (46,329,633)    (4,304,531)     (64,636,484)
--------------------------------------------------------------------------------------------------
   Net increase (decrease)             (1,340,989)    $(25,488,496)    17,821,392     $256,157,614
==================================================================================================
Class C
Shares sold                               114,022     $  1,967,446        202,268     $  2,875,556
Shares issued in reorganization                --               --        490,678        6,624,151
Less shares repurchased                  (112,052)      (1,910,155)      (209,265)      (2,937,231)
--------------------------------------------------------------------------------------------------
   Net increase                             1,970     $     57,291        483,681     $  6,562,476
==================================================================================================
Class Y
Shares sold                               208,472     $  3,874,004        581,550     $  8,837,131
Shares issued in reorganization                --               --      1,583,928       23,125,350
Less shares repurchased                (1,258,111)     (24,153,383)    (1,651,759)     (25,178,413)
--------------------------------------------------------------------------------------------------
   Net increase (decrease)             (1,049,639)    $(20,279,379)       513,719     $  6,784,068
==================================================================================================


The accompanying notes are an integral part of these financial statements.

28     Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/11

Financial Highlights

------------------------------------------------------------------------------------------------------------------
                                                                        Six Months
                                                                        Ended
                                                                        5/31/11         Year Ended      Year Ended
                                                                        (unaudited)     11/30/10        11/30/09 (a)
------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                                    $  16.76        $  13.86        $   9.59
------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                                    $  (0.04)       $  (0.08)       $  (0.06)
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                             2.85            2.98            4.39
------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                    $   2.81        $   2.90        $   4.33
Distributions to shareowners:
 Net realized gain                                                            --              --           (0.06)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                              $   2.81        $   2.90        $   4.27
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                          $  19.57        $  16.76        $  13.86
==================================================================================================================
Total return*                                                              16.77%          20.92%          45.46%
Ratio of net expenses to average net assets                                 1.13%**         1.21%           1.29%
Ratio of net investment loss to average net assets                         (0.40)%**       (0.61)%         (0.39)%
Portfolio turnover rate                                                       77%**           88%             91%
Net assets, end of period (in thousands)                                $425,751        $387,037        $ 73,077
Ratios with no waiver of fees and assumption of expenses by the
 Adviser and no reduction for fees paid indirectly:
 Net expenses                                                               1.13%**         1.21%           1.29%
 Net investment loss                                                       (0.40)%**       (0.61)%         (0.39)%
Ratios with waiver of fees and assumption of expenses by the
 Adviser and reduction for fees paid indirectly:
 Net expenses                                                               1.13%**         1.21%           1.29%
 Net investment loss                                                       (0.40)%**       (0.61)%         (0.39)%
==================================================================================================================


------------------------------------------------------------------------------------------------------------------
                                                                        Year Ended      Year Ended      Year Ended
                                                                        11/30/08        11/30/07        11/30/06
------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                                    $  18.63        $  18.82        $  18.06
------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                                    $  (0.05)       $  (0.06)       $  (0.06)
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                            (6.84)           2.27            1.82
------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                    $  (6.89)       $   2.21        $   1.76
Distributions to shareowners:
 Net realized gain                                                         (2.15)          (2.40)          (1.00)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                              $  (9.04)       $  (0.19)       $   0.76
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                          $   9.59        $  18.63        $  18.82
==================================================================================================================
Total return*                                                             (41.79)%         13.72%          10.27%
Ratio of net expenses to average net assets                                 1.25%           1.23%           1.25%
Ratio of net investment loss to average net assets                         (0.25)%         (0.34)%         (0.32)%
Portfolio turnover rate                                                       38%             52%             67%
Net assets, end of period (in thousands)                                $ 97,154        $308,921        $352,742
Ratios with no waiver of fees and assumption of expenses by the
 Adviser and no reduction for fees paid indirectly:
 Net expenses                                                               1.25%           1.23%           1.25%
 Net investment loss                                                       (0.25)%         (0.34)%         (0.32)%
Ratios with waiver of fees and assumption of expenses by the
 Adviser and reduction for fees paid indirectly:
 Net expenses                                                               1.25%           1.23%           1.25%
 Net investment loss                                                       (0.25)%         (0.34)%         (0.32)%
==================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
(a) Effective May 15, 2009, Pioneer Investment Management, Inc. became the adviser of the Fund.


The accompanying notes are an integral part of these financial statements.

          Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/11    29

--------------------------------------------------------------------------------------------------------------------
                                                                        Six Months
                                                                        Ended
                                                                        5/31/11         Year Ended      Year Ended
                                                                        (unaudited)     11/30/10        11/30/09 (a)
--------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                                    $ 15.62         $ 13.04         $  9.09
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                                    $ (0.11)        $ (0.20)        $ (0.17)
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                            2.65            2.78            4.18
--------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                    $  2.54         $  2.58         $  4.01
Distributions to shareowners:
 Net realized gain                                                           --              --           (0.06)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                              $  2.54         $  2.58         $  3.95
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                          $ 18.16         $ 15.62         $ 13.04
====================================================================================================================
Total return*                                                             16.26%          19.79%          44.43%
Ratio of net expenses to average net assets                                2.00%**         2.14%           2.31%
Ratio of net investment loss to average net assets                        (1.27)%**       (1.54)%         (1.44)%
Portfolio turnover rate                                                      77%**           88%             91%
Net assets, end of period (in thousands)                                $15,807         $13,565         $ 5,017
Ratios with no waiver of fees and assumption of expenses by the
 Adviser and no reduction for fees paid indirectly:
 Net expenses                                                              2.00%**         2.25%           2.31%
 Net investment loss                                                      (1.27)%**       (1.64)%         (1.44)%
Ratios with waiver of fees and assumption of expenses by the
 Adviser and reduction for fees paid indirectly:
 Net expenses                                                              2.00%**         2.14%           2.31%
 Net investment loss                                                      (1.27)%**       (1.54)%         (1.44)%
====================================================================================================================


--------------------------------------------------------------------------------------------------------------------
                                                                        Year Ended      Year Ended      Year Ended
                                                                        11/30/08        11/30/07        11/30/06
--------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                                    $ 17.93         $ 18.24         $ 17.61
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                                    $ (0.17)        $ (0.18)        $ (0.06)
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                           (6.52)           2.27            1.69
--------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                    $ (6.69)        $  2.09         $  1.63
Distributions to shareowners:
 Net realized gain                                                        (2.15)          (2.40)          (1.00)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                              $ (8.84)        $ (0.31)        $  0.63
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                          $  9.09         $ 17.93         $ 18.24
====================================================================================================================
Total return*                                                            (42.37)%         13.48%           9.76%
Ratio of net expenses to average net assets                                2.00%           1.98%           2.00%
Ratio of net investment loss to average net assets                        (1.00)%         (1.09)%         (1.07)%
Portfolio turnover rate                                                      38%             52%             67%
Net assets, end of period (in thousands)                                $ 4,457         $10,345         $ 9,168
Ratios with no waiver of fees and assumption of expenses by the
 Adviser and no reduction for fees paid indirectly:
 Net expenses                                                              2.00%           1.98%           2.00%
 Net investment loss                                                      (1.00)%         (1.09)%         (1.07)%
Ratios with waiver of fees and assumption of expenses by the
 Adviser and reduction for fees paid indirectly:
 Net expenses                                                              2.00%           1.98%           2.00%
 Net investment loss                                                      (1.00)%         (1.09)%         (1.07)%
====================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
(a) Effective May 15, 2009, Pioneer Investment Management, Inc. became the adviser of the Fund.


The accompanying notes are an integral part of these financial statements.

30    Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/11

--------------------------------------------------------------------------------------------------------------------
                                                                        Six Months
                                                                        Ended
                                                                        5/31/11         Year Ended      Year Ended
                                                                        (unaudited)     11/30/10        11/30/09 (a)
--------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                                    $  17.10        $  14.08        $  9.70
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                           $   0.00(b)     $  (0.02)       $ (0.01)
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                             2.91            3.04           4.45
--------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                    $   2.91        $   3.02        $  4.44
Distributions to shareowners:
 Net realized gain                                                            --              --          (0.06)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                              $   2.91        $   3.02        $  4.38
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                          $  20.01        $  17.10        $ 14.08
====================================================================================================================
Total return*                                                              17.02%          21.45%         46.08%
Ratio of net expenses to average net assets                                 0.70%**         0.74%          0.97%
Ratio of net investment income (loss) to average net assets                 0.03%**        (0.14)%        (0.05)%
Portfolio turnover rate                                                       77%**           88%            91%
Net assets, end of period (in thousands)                                $105,243        $107,870        $81,580
Ratios with no waiver of fees and assumption of expenses by the
 Adviser and no reduction for fees paid indirectly:
 Net expenses                                                               0.70%**         0.74%          0.97%
 Net investment income (loss)                                               0.03%**        (0.14)%        (0.05)%
Ratios with waiver of fees and assumption of expenses by the
 Adviser and reduction for fees paid indirectly:
 Net expenses                                                               0.70%**         0.74%          0.97%
 Net investment income (loss)                                               0.03%**        (0.14)%        (0.05)%
====================================================================================================================


--------------------------------------------------------------------------------------------------------------------
                                                                        Year Ended      Year Ended      Year Ended
                                                                        11/30/08        11/30/07        11/30/06
--------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                                    $  18.77        $  18.92        $ 18.11
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                           $     --        $  (0.02)       $ (0.06)
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                            (6.92)           2.27           1.87
--------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                    $  (6.92)       $   2.25        $  1.81
Distributions to shareowners:
 Net realized gain                                                         (2.15)          (2.40)         (1.00)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                              $  (9.07)       $  (0.15)       $  0.81
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                          $   9.70        $  18.77        $ 18.92
====================================================================================================================
Total return*                                                             (41.62)%         13.87%         10.52%
Ratio of net expenses to average net assets                                 1.00%           0.98%          1.00%
Ratio of net investment income (loss) to average net assets                   --           (0.09)%        (0.07)%
Portfolio turnover rate                                                       38%             52%            67%
Net assets, end of period (in thousands)                                $115,533        $ 66,510        $ 3,634
Ratios with no waiver of fees and assumption of expenses by the
 Adviser and no reduction for fees paid indirectly:
 Net expenses                                                               1.00%           0.98%          1.00%
 Net investment income (loss)                                                 --           (0.09)%        (0.07)%
Ratios with waiver of fees and assumption of expenses by the
 Adviser and reduction for fees paid indirectly:
 Net expenses                                                               1.00%           0.98%          1.00%
 Net investment income (loss)                                                 --           (0.09)%        (0.07)%
====================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
(a) Effective May 15, 2009, Pioneer Investment Management, Inc. became the adviser of the Fund.
(b)  Represents less than $0.01 per share.


The accompanying notes are an integral part of these financial statements.

          Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/11    31

Notes to Financial Statements | 5/31/11 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Select Mid Cap Growth Fund (the Fund) is one of three portfolios comprising Pioneer Series Trust I, a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund acquired the assets and stated liabilities of the Regions Morgan Keegan Select Mid Cap Growth Fund (the predecessor fund) on May 15, 2009 pursuant to an agreement and plan of reorganization (the reorganization) that was approved by the shareholders of the predecessor fund on May 8, 2009. The predecessor fund exchanged all of its net assets of Class A, Class C and Class I shares for the Fund's Class A, Class C and Class Y shares, respectively, in a one-to-one exchange ratio. Accordingly, the reorganization, which was a tax-free exchange, had no effect on the Fund's operations. The investment objective of the Fund is long-term capital growth.

The Fund offers three classes of shares designated as Class A, Class C and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political or regulatory developments or other risks affecting these industries or sectors. The Fund's prospectus contains unaudited information regarding the Fund's principal risks. Please refer to that document when considering the Fund's principal risks.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the


32     Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/11

Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities that have traded on an exchange are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued at the mean between the last bid and asked prices. Securities for which market prices and/or quotations are not readily available or are considered to be unreliable are valued using fair value methods pursuant to procedures adopted by the Board of Trustees.

     Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times.

     The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Thus, the valuation of the Fund's securities may differ from exchange prices.

     At May 31, 2011, there were no securities that were valued using fair value methods (other than securities that were valued using prices supplied by independent pricing services). Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. Short-term fixed income securities with remaining maturities of sixty days or less generally are valued at amortized cost. Money market mutual funds are valued at net asset value.

     Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.


         Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/11     33

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years are subject to examination by tax authorities.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in-capital, depending on the type of book/tax differences that may exist.

     The tax character of current year distributions payable will be determined at the end of the Fund's taxable year. There were no distributions paid during the year ended November 30, 2010.

     The following shows the components of distributable earnings on a federal income tax basis at November 30, 2010:

     ---------------------------------------------------------------------------
                                                                            2010
     ---------------------------------------------------------------------------
     Distributable earnings:
     Capital loss carryforward                                      $(91,239,867)
     Unrealized appreciation                                         103,148,735
     ---------------------------------------------------------------------------
       Total                                                        $ 11,908,868
     ---------------------------------------------------------------------------

     The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned $18,130 in underwriting commissions on the sale of Class A shares for the six months ended May 31, 2011.

D.   Class Allocations

     Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day. During the period, the Fund recognized gains of $470,560 in settlement of


34     Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/11
     class action lawsuits from several different companies, as reflected on the Statement of Operations.

     Distribution fees are calculated based on the average daily net asset value attributable to Class A and Class C shares of the Fund, respectively (see
     Note 4). Class Y shares do not pay distribution fees. All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C and Class Y shares can reflect different transfer agent and distribution expense rates.

E.   Securities Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to at least the value of the securities loaned, which is invested in temporary investments. Credit Suisse AG, New York Branch, as the Fund's securities lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive payments in lieu of dividends or interest on the securities loaned. Gain or loss on the value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. If the required market value of the collateral is less than the value of the loaned securities, the borrower is required to deliver additional collateral for the account of the Fund prior to the close of business on that day. The Fund has the right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund is required to return the cash collateral to the borrower and could suffer a loss if the value of the collateral, as invested, has declined.

F.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only


         Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/11     35
     account of the Fund's custodian or a subcustodian of the Fund. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.625% of the Fund's average daily net assets up to $500 million, 0.60% of the next $500 million and 0.575% on assets over $1 billion. Prior to the reorganization, Morgan Asset Management, Inc. (MAM) served as the investment adviser to the predecessor fund through May 15, 2009.

For the six months ended May 31, 2011, the effective management fee was equivalent to 0.62% of the Fund's average daily net assets.

PIM has contractually agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 1.25%, 2.15% and 1.00% of the average daily net assets attributable to Class A, Class C and Class Y shares, respectively. These expense limitations are in effect through June 1, 2012 for Class A and Class Y shares, and through April 1, 2012 for Class C shares. There can be no assurance that PIM will extend the expense limitation agreement for a class of shares beyond the dates referred to above.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $40,701 in management fees, administrative costs and certain other reimbursements payable to PIM at May 31, 2011.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the six months ended May 31, 2011, such out-of-pocket expenses by class of shares were as follows:

--------------------------------------------------------------------------------
Shareholder Communications:
--------------------------------------------------------------------------------
Class A                                                                 $133,499
Class C                                                                    4,964
Class Y                                                                    3,320
--------------------------------------------------------------------------------
  Total                                                                 $141,783
================================================================================

36     Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/11

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $101,428 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at May 31, 2011.

4. Distribution Plan

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $13,298 in distribution fees payable to PFD at May 31, 2011.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class Y shares. Proceeds from the CDSCs are paid to PFD. For the six months ended May 31, 2011, CDSCs in the amount of $794 were paid to PFD.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended May 31, 2011, the Fund's expenses were not reduced under such arrangements.

6. Reorganization Information

On January 22, 2010, Pioneer Mid Cap Growth Fund was reorganized into Pioneer Select Mid Cap Growth Fund. This reorganization was accomplished on January 22, 2010 ("Closing Date"), by exchanging all of Pioneer Mid Cap Growth Fund's assets and liabilities for Pioneer Select Mid Cap Growth Fund's shares. Shareowners holding Class A and Class B shares of Pioneer Mid Cap Growth Fund received Class A shares of Pioneer Select Mid Cap Growth Fund. Shareowners holding Class C and Class Y shares of Pioneer Mid Cap Growth Fund received Class C and Class Y shares, respectively, of Pioneer Select Mid


         Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/11     37

Cap Growth Fund in the reorganization. The following charts show the details of the reorganization as of the Closing Date:

---------------------------------------------------------------------------------------------------
                               Pioneer Select          Pioneer                Pioneer Select
                               Mid Cap Growth          Mid Cap Growth         Mid Cap Growth
                               (Pre-Reorganization)    (Pre-Reorganization)   (Post-Reorganization)
---------------------------------------------------------------------------------------------------
Net Assets
Class A                        $ 71,697,717            $273,289,348           $353,441,567
Class B*                       $         --            $  8,454,502           $         --
Class C                        $  5,241,793            $  6,624,151           $ 11,865,944
Class Y                        $ 81,296,445            $ 23,125,351           $104,421,796
---------------------------------------------------------------------------------------------------
Total Net Assets               $158,235,955            $311,493,352           $469,729,307
---------------------------------------------------------------------------------------------------
Shares Outstanding
Class A                           4,989,728              22,112,527             24,596,120
Class B*                                 --                 864,536                     --
Class C                             388,305                 643,974                878,983
Class Y                           5,569,254               1,829,321              7,153,182

---------------------------------------------------------------------------------------------------
                                                       Exchange               Shares Issued
                                                       Ratio                  in Reorganization
---------------------------------------------------------------------------------------------------
Class A                                                0.0696                 19,606,392
Class B                                                0.0696                         --
Class C                                                0.0741                    490,678
Class Y                                                0.0685                  1,583,928

---------------------------------------------------------------------------------------------------
                               Accumulated
                               Net Investment          Unrealized             Accumulated
                               Loss on                 Appreciation           Loss on
                               Closing Date            on Closing Date        Closing Date
---------------------------------------------------------------------------------------------------
Pioneer Mid-Cap Growth Fund    $(701,157)              $51,896,368            $(95,280,640)

* Class B shares converted to Class A shares upon reorganization.

7. Subsequent Events

In preparing these financial statements, PIM has evaluated the impact of all events and transactions for potential recognition or disclosure, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.


38     Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/11

Trustees, Officers and Service Providers

Trustees                                  Officers
John F. Cogan, Jr., Chairman              John F. Cogan, Jr., President
David R. Bock                             Daniel K. Kingsbury, Executive
Mary K. Bush                                Vice President
Benjamin M. Friedman                      Mark E. Bradley, Treasurer
Margaret B.W. Graham                      Christopher J. Kelley, Secretary
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret


Investment Adviser and Administrator
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Bingham McCutchen LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


         Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/11     39

                           This page for your notes.

































40     Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/11

                           This page for your notes.

































         Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/11     41

                           This page for your notes.

































42     Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/11

                           This page for your notes.

































         Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/11     43

                           This page for your notes.

































44     Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/11

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,

new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176


Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                               1-800-225-4240


Our internet e-mail address                 ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)


Visit our web site: www.pioneerinvestments.com





This report must be preceded or accompanied by a prospectus.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust I


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date July 29, 2011


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date July 29, 2011


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date July 29, 2011

* Print the name and title of each signing officer under his or her signature.